Institutional Class

Robeco Investment Funds

of The RBB Fund, Inc.

Prospectus December 31, 2013, as revised May 28, 2014

Robeco Boston Partners Small Cap Value Fund II – BPSIX

Robeco Boston Partners All-Cap Value Fund – BPAIX

Robeco Boston Partners Long/Short Equity Fund – BPLSX

Robeco Boston Partners Long/Short Research Fund – BPIRX

Robeco WPG Small/Micro Cap Value Fund – WPGTX

Robeco Boston Partners Global Equity Fund – BPGIX

Robeco Boston Partners International Equity Fund – BPQIX

Robeco Boston Partners Global Long/Short Fund – BGLSX

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

SUMMARY SECTIONS

Robeco Boston Partners Small Cap Value Fund II	3
Robeco Boston Partners All-Cap Value Fund	9
Robeco Boston Partners Long/Short Equity Fund	15
Robeco Boston Partners Long/Short Research Fund	22
Robeco WPG Small/Micro Cap Value Fund	29
Robeco Boston Partners Global Equity Fund	35
Robeco Boston Partners International Equity Fund	42
Robeco Boston Partners Global Long/Short Fund	49

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS	55

MANAGEMENT OF THE FUNDS	60

Investment Adviser	60
Portfolio Managers	61

SHAREHOLDER INFORMATION	65

Pricing of Fund Shares	65
Market Timing	65
Shareholder Services Fees	66
Purchase of Fund Shares	66
Redemption of Fund Shares	69
Exchange Privilege	73
Dividends and Distributions	74
More Information About Taxes	74
Multi-Class Structure	76

Appendix A – Prior Performance of Similarly Advised Account of the Robeco Boston Partners Long/Short Research Fund	77

Appendix B – Prior Performance of Similarly Advised Accounts of the Robeco Boston Partners Global Equity Fund	79

Appendix C – Prior Performance of Similarly Advised Account of the Robeco Boston Partners International Equity Fund	81

FINANCIAL HIGHLIGHTS	83

FOR MORE INFORMATION	Back Cover

SUMMARY  SECTION — ROBECO BOSTON PARTNERS  SMALL  CAP VALUE FUND II

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.29%
Total annual Fund operating expenses	1.29%
Less Fee waivers and expense reimbursements (1)	(0.19)%
Net expenses	1.10%

(1)  The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$650	$1,504

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 19%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by Robeco as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation.  As of November 30, 2013, the median market capitalization of this index was $593 million and the largest stock was $5.4 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. Robeco will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. Robeco believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•  Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•  Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Institutional Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                29.32% (quarter ended June 30, 2009)

Worst Quarter:            (26.32)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013: 24.66%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	22.87%	6.53%	11.02%
Returns After Taxes on Distributions (1)	22.63%	6.19%	9.35%
Returns After Taxes on Distributions and Sale of Fund Shares	14.87%	5.41%	9.25%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.54%	9.50%

(1)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

David M. Dabora, Senior Portfolio Manager since 2000 and

George Gumpert, Portfolio Manager since 2005.

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Small Cap Value Fund II c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.
Providence, RI 02940-8042

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY  SECTION — ROBECO BOSTON PARTNERS  ALL-CAP VALUE FUND

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than one year, if applicable)	None
Exchange fee (as a percentage of amount exchanged on shares held for less than one year, if applicable)	None

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.17%
Total annual Fund operating expenses	0.97%
Less Fee waivers and expense reimbursements (1)	(0.27)%
Net expenses	0.70%

(1)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.70% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.70%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Robeco may not recoup any of its waived investment advisory fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$282	$510	$1,165

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 32%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by Robeco as having  value characteristics.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•       Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•       Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•       Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•       Small/Mid Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations.

Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•       Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•       Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•       Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•       Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•       IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners All-Cap Value Fund’s Institutional Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:               18.60% (quarter ended June 30, 2009)

Worst Quarter:            (17.49)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2013: 26.83%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns
	for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	15.83%	4.30%	10.35%
Return After Taxes on Distributions (1)	14.97%	3.56%	9.27%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.33%	8.74%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	7.54%

(1)         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Manager

Duilio Ramallo, Senior Portfolio Manager since 2007

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners All Cap Value Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION — ROBECO BOSTON PARTNERS  LONG/SHORT EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than one year, if applicable)	2.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than one year, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	2.25%
Distribution (12b-1) fees	None
Other expenses:
Dividend expense on short sales (1)	0.61%
Interest expense on borrowings	1.26%
Other operating expenses	0.18%
Total other expenses	2.05%
Total annual Fund operating expenses (2)	4.30%

(1)      There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class exceeds 2.50% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.50%. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Robeco may not recoup any of its waived investment advisory fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$432	$1,304	$2,188	$4,454

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 67%.

Summary of Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, Robeco expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•       Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•       High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•       Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•       Management Risk. The Fund is subject to the risk of poor stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•       Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•       Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•       Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•       Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•       Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•       Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•       IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Institutional Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                38.60% (quarter ended June 30, 2009)

Worst Quarter:            (19.45)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013:  3.97%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	12.47%	16.72%	11.64%
Returns After Taxes on Distributions (1)	10.62%	13.25%	9.24%
Returns After Taxes on Distributions and Sale of Fund Shares	8.55%	12.37%	8.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Robert T. Jones, Senior Portfolio Manager since 1995

Ali Motamed, CFA, Portfolio Manager since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

The Fund is currently closed due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Fund will still be offered to existing shareholders of the Fund and certain other persons, as described in the section entitled “Purchase of Fund Shares” in this prospectus.

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Long/Short Equity Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION — ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Investment Objective

The Fund seeks to provide long-term total return.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses:
Dividend expense on short sales (1)	0.87%
Interest expense on borrowings	0.40%
Other operating expenses	0.19%
Total other expenses	1.46%
Total annual Fund operating expenses	2.71%
Fees and/or Expenses Recouped(2)	0.04%
Net expenses	2.75%

(1)      There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceeds 1.50% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 1.50%. This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.50%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$278	$845	$1,438	$3,044

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A `higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 65%.

Summary of Principal Investment Strategies

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales (i.e. sales of securities the Fund does not own) will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or “micro”) cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations.  An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Fund may also invest in depositary receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as “junk bonds”). Fixed income securities in which the Fund will invest include those rated between AAA and D by a nationally recognized statistical rating organization (“NRSRO”), or deemed of comparable quality by Robeco. Robeco may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

Robeco determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. Robeco selects stocks on the basis of three criteria: value, fundamental business strength and momentum. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund’s portfolio or investments will be insulated from market moves or effectively hedged against risk.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest up to 30% in exchange-traded funds to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•                  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•                  High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•                  Foreign Securities Risk. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and financial practices.

•                  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•                  Management Risk. The Fund is subject to the risk of poor stock selection. Robeco may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio.

•                  Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund’s obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

•                  Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•                  Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•                  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 300%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•                  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

•                  Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•                  Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

•                  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•                  Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

Performance Information

The bar chart and table below illustrate the performance of the Robeco Boston Partners Long/Short Research Fund’s Institutional Class. The bar chart below provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	8.37% (quarter ended December 31, 2011)

Worst Quarter:	(9.89)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2013:   10.16%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns
	for the Periods Ended December 31, 2012
		Since Inception
	1 Year	(November 29, 2010)
Robeco Boston Partners Long/Short Research Fund
Returns Before Taxes	13.37%	10.54%
Returns After Taxes on Distributions (1)	12.97%	10.22%
Returns After Taxes on Distributions and Sale of Fund Shares	8.69%	8.85%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.83%

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager since inception of the Fund

Eric Connerly, Director of Research-Quantitative, Co-Portfolio Manager since inception of the Fund

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: Robeco Boston Partners Long/Short Research Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Purchase and Redemption By Wire: Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you selected the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION — ROBECO WPG SMALL/MICRO CAP VALUE FUND

Investment Objective

The Fund seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	2.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.64%
Total annual Fund operating expenses	1.44%
Less Fee waivers and expense reimbursements (1)	(0.34)%
Net expenses	1.10%

(1)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$684	$1,631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 72%.

Summary of Principal Investment Strategies

Currently, the Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of November 30, 2013, the median market capitalization of the companies in the Russell 2000® Value Index is $593 million and the largest stock is $5.4 billion. The Fund may invest in depository receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

•        Securities convertible into common stocks.

•        Shares of real estate investment trusts (“REITs”).

•        Warrants and rights to purchase common stocks.

•        Preferred stocks.

•        Exchange traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: Robeco uses a value approach to select the Fund’s investments. Using this investment style, Robeco seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what Robeco believes to be their intrinsic values. Robeco employs a bottom-up strategy, focusing on undervalued industries that Robeco believes are experiencing positive change. Robeco then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors Robeco looks for in selecting investments include (without limitation):

•        Increasing returns on invested capital.

•        Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

•        Companies which provide solid cash flows with appropriate capital.

•        Potential catalysts such as new products, cyclical upturns and changes in management.

•        Low market valuations relative to earnings forecast, book value, cash flow and sales.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

Summary of Principal Risks

•        Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•        Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•        Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•        Small Cap Companies Risk. The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•        Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•        REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry.  Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•        Special Situations Risk. The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

•        Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco WPG Small/Micro Cap Value Fund’s Institutional Class. The performance for periods prior to April 29, 2005 represents the performance of the WPG Tudor Fund (the “Predecessor Fund”).The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	28.51% (quarter ended June 30, 2009)

Worst Quarter:	(30.21)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013: 29.21%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns* (for the Periods Ended December 31, 2012)
	1 Year	5 Years	10 Years
Robeco WPG Small/Micro Cap Value Fund
Return Before Taxes	22.88%	3.38%	8.70%
Return After Taxes on Distributions (1)	22.68%	3.30%	7.27%
Return After Taxes on Distributions and Sale of Shares	14.87%	2.85%	6.95%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.54%	9.50%

*              The performance record prior to August 18, 2003 was achieved under the Predecessor Fund’s growth- related strategy.

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year, and since inception periods compare with those of a broad measure of market performance.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Richard Shuster, Senior Portfolio Manager since 1999

Gregory Weiss, Portfolio Manager since 1999

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco WPG Small/Micro Cap Value Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY  SECTION — ROBECO  BOSTON PARTNERS  GLOBAL  EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	2.15%
Total annual Fund operating expenses	3.05%
Less Fee waivers and expense reimbursements (1)	(2.10)%
Net expenses	0.95%

(1) The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 0.95%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5%

return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$744	$1,417	$3,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 102%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations.  An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•  Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•  Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•  Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners Global Equity Fund’s Institutional Class.  The bar chart below shows you how the Fund’s Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                                                11.70% (quarter ended March 31, 2012)

Worst Quarter:                                   (5.91)% (quarter ended June 30, 2012)

Year-to-date total return for the nine months ended September 30, 2013: 20.94%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns (for the Periods Ended December 31, 2012)
	1 Year	Since Inception (December 30, 2011)
Robeco Boston Partners Global Equity Fund
Return Before Taxes	15.34%	15.29%
Return After Taxes on Distributions (1)	14.59%	14.55%
Return After Taxes on Distributions and Sale of Shares	9.97%	12.57%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.83%	14.47%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since June, 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Global Equity Fund	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816
Providence, RI 02940-8042

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund versus another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION — ROBECO BOSTON PARTNERS  INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.90%
Distribution (12b-1) fees	None
Other expenses	2.28%
Total annual Fund operating expenses	3.18%
Less Fee waivers and expense reimbursements (1)	(2.23)%
Net expenses	0.95%

(1)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Institutional Class shares. If the Fund incurs any of the expenses excluded from the contractual limitation, the Fund’s net Total Annual Fund Operating Expenses will exceed 0.95%, by the amount of those excluded expenses. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 0.95%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a

5% return each year and that the operating expenses for the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$771	$1,469	$3,330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 87%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”).  An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•                  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•                  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•                  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•                  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•                  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•                  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•                  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•                  Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•                  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•                  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•                  Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•                  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•                  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•                  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners International Equity Fund’s Institutional Class.  The bar chart below shows you how the Fund’s Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	9.60% (quarter ended March 31, 2012)

Worst Quarter:	(6.39)% (quarter ended June 30, 2012)

Year-to-date total return for the nine months ended September 30, 2013:  20.04%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns (for the Periods Ended December 31, 2012)
	1 Year	Since Inception (December 30, 2011)
Robeco Boston Partners International Equity Fund
Return Before Taxes	16.86%	16.81%
Return After Taxes on Distributions (1)	16.14%	16.10%
Return After Taxes on Distributions and Sale of Shares	10.96%	13.88%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	17.32%

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since June, 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:

Robeco Boston Partners International Equity Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816

Providence, RI 02940-8042

Purchase and Redemption By Wire:

Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION — ROBECO PARTNERS GLOBAL LONG/SHORT FUND

Investment Objective

The Fund seeks long-term growth of capital.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.50%
Distribution and servicing (12b-1) fees	None
Other expenses:
Dividend expense on short sales(1)	0.72%
Interest expense on borrowings	0.55%
Total other expenses(2)	2.67%
Total annual Fund operating expenses	5.44%
Fee waivers and expense reimbursements(3)	(2.17)%
Net expenses	3.27%

(1)         There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)         Estimated for the Fund’s first fiscal year.

(3)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 2.00% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.00%. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.00%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Institutional Class	$330	$1,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.  Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies.  The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly.  Robeco assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Robeco will sell an investment held long or close out a short position that Robeco believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Robeco expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies.) Such high yield debt obligations are not considered to be investment grade.  Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Robeco to be of comparable quality at the time of investment).  The Fund may invest in securities of the lowest rating category, including securities in default. Robeco may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund’s obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.  Losses incurred by the Fund in writing options can be potentially unlimited.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

•             Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•             Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the MSCI® World Index.  The performance information, when available, will provide some indication of the risks of investing in the Fund. Updated performance information will be available at www.robecoinvest.com or 1-888-261-4073.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares

Minimum Initial Investment: $100,000

Minimum Additional Investment: $5,000

You can only purchase and redeem Institutional Class shares of the Fund on days the New York Stock Exchange is open. Institutional Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: Robeco Boston Partners Global Long/Short Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Purchase and Redemption By Wire: Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that certain Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

Investment Objectives

The Funds’ investment objectives may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. Each of the Funds, except for the Robeco Boston Partners Small Cap Value II Fund may, but need not, use derivative contracts for any of the following purposes:

•                To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased; or

•                As a substitute for buying or selling currencies or securities.

The Robeco Boston Partners All-Cap Value Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may, but need not, use derivative contracts for the following purpose:

•                To seek to enhance the Fund’s return in non-hedging situations.

Derivative contracts in which the Robeco Boston Partners All-Cap Value Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston Partners Global Long/Short Fund may invest include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate, total return or currency swaps. The Robeco Boston Partners Long/Short Research Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Short Sales. The Robeco Boston Partners Long/Short Equity Fund and Robeco Boston Partners Long/Short Research Fund will engage in short sales, and the Robeco Boston Partners All-Cap Value Fund and Robeco Boston Partners Global Long/Short Fund may engage in short sales — including those that are not “against the box,” which means that each Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the 1940 Act. In a typical short sale, the Funds borrow from a broker a security in order to sell the security to a third party. The Funds are then obligated to return a security of the same issuer and quantity at some future date. The Funds realize a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Funds against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of each Fund’s loss on a short sale is potentially unlimited.

Equity and Equity-Related Securities. Each of the Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. The number of issuers in the Funds’ portfolios will vary over time.

Fixed Income Investments. The Robeco Boston Partners All-Cap Value Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, and Robeco Boston Partners Global Long/Short Fund may each invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. Each of the Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

In addition, the Funds may also invest in securities denominated in foreign currencies and in multinational currencies such as the Euro. The Funds will value their securities and other assets in U.S. dollars. Investments in securities of foreign issuers and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston Partners Global Long/Short Fund will normally invest a significant portion of their assets in the equity securities and equity-related instruments issued by non-U.S. companies. The Funds may invest in securities denominated in the currencies of a variety of developed, emerging and frontier market countries. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates.  Robeco may, from time to time, but is not required to, hedge foreign currency exposure in the Funds’ portfolios. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

The Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston Partners Global Long/Short Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, the Robeco Boston Partners Global Equity Fund,  Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund portfolios will generally be diversified by country and geographic region.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities as part of their principal investment strategies. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. A Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. i.e. the risk that an issuer will exercise its right to pay principal later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The last few years, the market for mortgage related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact on a Fund to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Exchange-Traded Funds (ETFs). Each Fund may invest in ETFs to the extent permitted by the 1940 Act and applicable SEC orders. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with Robeco, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Private Investments in Public Equity. The Robeco WPG Small/Micro Cap Value Fund may purchase equity securities in private placements that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Please see the Fund’s SAI for more information regarding illiquid securities.

Portfolio Turnover. Each of the Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Broad-Based Securities Market Indices

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to- earnings ratios, higher dividend yields and lower forecasted growth values. As of November 30, 2013, the median market capitalization of the companies in the Russell 2000® Value Index is $593 million and the largest stock is $5.4 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell

3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of November 30, 2013, the median market capitalization of the companies in the Russell 3000® Value Index is $1.2 billion and the largest stock is $500 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell3000® Value Index is a registered trademark of the Frank Russell Corporation.

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

The complete portfolio holdings (or long positions with respect to the Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund and the Robeco Boston Partners Global Long/Short Fund) of each of the Funds are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar month, 15 days following the month end.  Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser

Robeco provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors (the “Board of Directors”), Robeco manages the Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ respective investment objectives and policies.

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. Robeco provides investment management and investment advisory services to other institutional and proprietary accounts.  On July 1, 2013, ORIX and Coöperatieve Centrale Raiffeisen-Boerenleenbank, B.A. (“Rabobank”), the prior parent company of Robeco Groep announced the completion of ORIX’s acquisition of 90.01% of Robeco Groep, with Rabobank retaining 9.99% of the company.  As part of the announcement, ORIX indicated its commitment to support Robeco Groep’s strategy and its investment processes and teams.  Both Robeco Groep and Robeco’s management team remain in their current roles.  The acquisition resulted in the automatic termination of the existing advisory agreements between the Company, on behalf of the Funds, and Robeco.  At a Special Meeting held on April 15, 2013, the Company’s Board of Directors approved a new advisory agreement with terms substantially similar to the terms of the existing advisory agreements with respect to services provided by Robeco and identical with respect to the advisory fees payable to Robeco.  The Board of Directors’ approval of the advisory agreement (the “Advisory Agreement”) was subject to shareholder approval, which was obtained on June 25, 2013 at a Special Meeting of the Shareholders of the Funds.  The Advisory Agreement became effective upon the completion of the acquisition on July 1, 2013.

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% of the Robeco Boston Partners Long/Short Equity Fund’s average daily net assets,1.00% of the Robeco Boston Partners Small Cap Value Fund II’s average daily net assets, 0.80% of the Robeco Boston Parterns All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets, 0.90% of the Robeco Boston Partners International Equity Fund’s daily net assets, and 1.50% of the Robeco Boston Partners Global Long/Short Fund’s average daily net assets.  Until December 31, 2014, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for Institutional Class Shares of the Robeco Boston Partners Long/Short Equity Fund,  the Robeco Boston Partners All-Cap Value Fund, the Robeco Boston Partners Long/Short Research Fund, the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund, and the Robeco Boston Partners Global Long/Short Fund of 2.50%,  0.70%, 1.50%, 0.95%, 0.95% and 2.00% (excluding certain items discussed below), respectively.  There can be no assurance that Robeco will continue such waivers after December 31, 2014.  Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for Institutional Class Shares of the Robeco Boston Partners Small Cap Value Fund II to 1.10% (excluding certain items discussed below).  There can be no assurance that Robeco will continue such waivers after December 31, 2016.

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

For its services to the Robeco WPG Small/Micro Cap Value Fund, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement:

•                0.80% of average daily net assets up to $500 million

•                0.75% of average daily net assets in excess of $500 million

Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio of 1.10% (excluding certain items discussed below) for the Robeco WPG Small/Micro Cap Value Fund.  In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the net annualized expense ratio of the Robeco WPG Small/Micro Cap Value Fund to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that Robeco will continue such waivers after December 31, 2016.

For the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston Partners Global Long/Short Fund, if at any time during the first three years the Funds’ Advisory Agreement with Robeco is in effect, the Funds’ total annual Fund operating expenses for that year are less than 1.50%, 0.95%, 0.95%, or 2.25%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived and other payments remitted by Robeco to the Funds during such three-year period.  For the Robeco Boston Partners Small Cap Value Fund II and Robeco WPG Small/Micro Cap Value Fund, if at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Funds’ Total annual Fund operating expenses for that year are less than 1.10% and 1.10%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived or other payments remitted by Robeco to the Funds during such three-year period.

A discussion regarding the basis for the Company’s Board of Directors approval of the Funds’ Advisory Agreement with Robeco is available in the Funds’ annual report to shareholders dated August 31, 2013.

Portfolio Managers

The investment results for different strategies of Robeco are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of Robeco.

This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by Robeco’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary portfolio manager.

Mr. Dabora is a senior portfolio manager of Robeco responsible for the Robeco Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios. Mr. Dabora joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of Robeco, an all-cap value institutional product. Additionally, he was a research analyst with responsibility for a wide variety of industries. Mr. Dabora holds a B.S. degree in business administration from Pennsylvania State University and an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Institute and the CFA Society of San Francisco and has twenty-five years of investment experience.

Mr. Gumpert is a portfolio manager for the Robeco Boston Partners Small Cap Value products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. He joined the firm in 2000 from AIG International Asset Management where he was a commodities analyst. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst designation. He has thirteen years of investment experience.

For the fiscal year ended August 31, 2013, the Fund paid 1.00% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 1.00%.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund.

Mr. Ramallo is a senior portfolio manager of Robeco. He is responsible for managing the Robeco Boston Partners Premium Equity portfolios. Prior to assuming this role, he was the assistant portfolio fund manager for the Robeco Boston Partners Small Cap Value portfolios and an equity analyst. Mr. Ramallo joined the firm in 1995. He holds a B.A. degree in economics/business from the University of California, Los Angeles and an M.B.A. degree from the Anderson Graduate School of Management at UCLA. Mr. Ramallo is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst®  designation. He has seventeen years of investment experience.

For the fiscal year ended August 31, 2013, the Fund paid 0.53% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Ali Motamed is the secondary portfolio manager.

Mr. Jones is the portfolio manager for Robeco Boston Partners Long/Short Equity Fund and related strategy. Previously, he was the Director of Research and portfolio manager for the Large Cap Value and Large Cap Value Focused products. He was a founding Partner of Boston Partners Asset Management. He joined the firm from The Boston Company Asset Management, Inc. where he spent seven years as Vice President and equity portfolio manager. Mr. Jones holds a B.A. degree in philosophy from Denison University. He holds the Chartered Financial Analyst designation. He has twenty-five years of investment experience.

Mr. Motamed is a long/short generalist with Robeco, specializing in fundamental research of stocks held in the Robeco Boston Partners Long/Short Equity Fund and related strategy. He joined Robeco in 2003, having previously held positions at Deutsche Bank and BT Wolfensohn, where he was a member of the global mergers and acquisitions teams. Mr. Motamed holds a B.A. degree in economics with a minor in accounting from the University of California, Los Angeles, and an M.B.A. degree from Harvard Business School. He holds the Chartered Financial Analyst designation. He has fourteen years of experience.

For the fiscal year ended August 31, 2013, the Fund paid 2.25% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 2.25%.

Robeco Boston Partners Long/Short Research Fund

Joseph F. Feeney, Jr. and Eric S. Connerly serve as co-portfolio managers for the Fund.

Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston. He has twenty seven years of investment experience.

Mr. Connerly is the Director of Research-Quantitative for Robeco Boston Partners. Prior to assuming these roles, he was a research analyst covering the financial, electronics, defense, transportation, and energy sectors and managed a merger arbitrage portfolio. He joined the firm from John Hancock Mutual Funds where he was an analyst and assisted in the management of a small cap portfolio. Prior to that, he was a senior equity analyst at SEI Investments overseeing their small cap equity portfolios. Mr. Connerly holds a BSFS degree cum laude in development economics from Georgetown University and an MBA degree in security analysis and investment management, Beta Gamma Sigma, from Columbia Business School. He holds the Chartered Financial Analyst designation. He has nineteen years of experience.

For the fiscal period ended August 31, 2013, the Fund paid 1.29% (expressed as a percentage of average net assets) to Robeco for its services. Had previously waived fees and/or expenses not been recouped, the Fund would have paid 1.25%.

Robeco WPG Small/Micro Cap Value Fund

Richard Shuster and Gregory Weiss serve as co-portfolio managers for the Fund.

Mr. Shuster is the senior portfolio manager. He has served as managing director of Robeco since 1999 as well as head of the Adviser’s Small/Micro Cap Value Team. He holds a B.S. degree in economics from the University of Pennsylvania. Mr. Shuster has twenty-nine years of investment experience fourteen of which were spent specializing in small cap equity investing. Mr. Weiss joined Robeco WPG in mid-1999 to work on the firm’s Small Cap Value team. He joined the firm from Bear Stearns where he began his investment career in 1995 as an equity analyst, responsible for covering the building materials, nonferrous metals, steel and steel-related industries. Mr. Weiss holds a B.A. degree in psychology from Cornell University. He has nineteen years of investment experience.

For the fiscal year ended August 31, 2013, the Fund paid 0.90% (expressed as a percentage of average net assets) to Robeco for its services.

Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund

Joseph F. Feeney, Jr., Christopher K. Hart and Joshua Jones manage each Fund as a team. Mr. Hart is the lead portfolio manager and Mr. Jones is the associate portfolio manager of each Fund.  Mr. Feeney is the Chief Investment Officer and oversees both the team and the strategy.

Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco Investment Management. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston. He has twenty-seven years of investment experience.

Mr. Hart is an equity portfolio manager for each Fund. Prior thereto, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years. Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty-one years of investment experience.

Mr. Jones is a co-portfolio manager of each Fund and also has research responsibilities for the Robeco Boston Partners investment team, specializing in the energy, metals and mining sectors of the equity market and is an international generalist. Mr. Jones has been with Robeco Boston Partners since 2006. He joined the firm from Cambridge Associates where he was a consulting associate specializing in hedge fund clients.  Mr. Jones holds a B.A. degree in economics from Bowdoin College. He holds the Chartered Financial Analyst designation.  He has nine years of professional experience.

For the fiscal year ended August 31, 2013, the Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund paid 0% and 0% (expressed as a percentage of average net assets), respectively, to Robeco for its services. Had fee waivers not been in place, the Funds would have paid 0.90% and

0.90%, respectively.

Marketing Arrangements

Robeco, or its affiliates may pay additional compensation, out of profits derived from Robeco’s management fees and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”).These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub- transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in this Prospectus or the SAI.  Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting Robeco access to the financial institution’s sales force, conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support.  The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by Robeco and the financial institution or any combination thereof.  The amount of these revenue sharing payments is determined at the discretion of Robeco from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution.  Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Institutional Class
NAV	= –	Value of Liabilities Attributable to the Institutional Class
Number of Outstanding Shares of the Institutional Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases and redemptions of Fund shares at the NAV next calculated after receipt by BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) of your purchase order or redemption request in good order.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over- the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with Robeco, securities will be valued by Robeco in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors’ ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs, REITs and closed-end investments companies will be valued at their market price.

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and Robeco reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and Robeco will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or Robeco), the Company (or Robeco) will exercise its right if, in the Company’s (or Robeco’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company (or Robeco,) has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of Robeco or any affiliated person or associated person of Robeco.

To deter excessive shareholder trading, the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund generally charge a redemption fee of 1% on shares redeemed within sixty days of purchase. The Robeco Boston Partners Long/Short Equity Fund generally charges a redemption fee of 2% on shares redeemed that have been held for less than one year. The WPG Small/Micro Cap Value Fund generally charges a redemption fee of 2% on shares redeemed within sixty days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) exchanges per year and one exchange per calendar month. For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, Robeco has developed criteria that it uses to identify trading activity that may be excessive. If, in its judgment, Robeco detects excessive, short-term trading, Robeco may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Shareholder Service Fees

The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) for the Robeco WPG Small/Micro Cap Value Fund’s Institutional Class shares authorizing the Robeco WPG Small/Micro Cap Value Fund to pay securities dealers, plan administrators or other service organizations (“Service Organizations”) who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional Class shares of the Fund a service fee at an annual rate of up to 0.25% of the average daily net asset value of Institutional Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds. Please find more information on Service Organizations under the section entitled “Purchase of Fund Shares — Purchases through Intermediaries” in this Prospectus.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by Foreside Funds Distributors, LLC (the “Distributor”).  Institutional Class Shares of the Funds are available for purchase by investors who meet the investment minimums described below under “General.” An exchange between the Institutional Class shares and the Investor Class shares of any Fund is generally not permitted.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, Robeco, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in good order as described below. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $100,000 and the minimum additional investment is $5,000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of Robeco and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of Robeco and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

[name of Robeco Fund]	[name of Robeco Fund]
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816	4400 Computer Drive
Providence, RI 02940	Westborough, MA. 01581

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds. A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire.  For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073.

Federal funds wire purchases will be accepted only on days when the NYSE is open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum, except Robeco WPG Small/Micro Cap Value Fund $50 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Purchases in Kind. In certain circumstances, Shares of the Funds may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Funds will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. The Shares of the Funds that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds by the investor upon receipt from the issuer. The Funds will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Funds and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds.  Subject to Board of Directors’ discretion, Robeco will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy.  Subject to Board of Directors’ discretion, Robeco may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.   Persons who already hold Shares of the closed Fund directly or through accounts maintained by financial intermediaries by arrangement with the Company;

b.   Existing and future clients of registered investment advisers and planners whose clients already hold Shares of the closed Fund on transaction fee and non-transaction fee platforms;

c.   Employees of Robeco and their spouses, parents and children;

d.   Directors of the Company; and

e.   Defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Robeco, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Effective July 26, 2010, the Robeco Boston Partners Long/Short Equity Fund was closed except to existing shareholders and certain other persons, as described above.  Robeco reserves the right to reopen the Robeco Boston Partners Long/Short Equity Fund to new investments from time to time should the assets of the Fund decline by more than 5% from the date of the last closing of the Fund.  If Robeco reopens the Robeco Boston Partners Long/Short Equity Fund pursuant to this paragraph, Robeco has discretion to close the Fund thereafter should the assets of the Fund increase by more than 5% from the date of the last reopening of the Fund.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment professional will send your request to redeem Shares to the Transfer Agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts).The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations, if a shareholder of the Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of a Fund based on model portfolio allocations, if a shareholder of the Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund or Robeco Boston Partners Global/Long Short Fund redeems Shares held for less than 60 days, a transaction fee of 2%, 1%, 1%, 1% , 1%, or 1% respectively, of the NAV of the Shares redeemed at the time of redemption will be charged.

For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed. (See “Transaction Fees on Certain Redemptions” below).

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA. 01581 and must include:

a.   Name of the Fund;

b.   Account number;

c.   Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.   A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.   Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.           Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if the Company and Transfer Agent do not, they may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Transaction Fees on Certain Redemptions

The following Funds require the payment of a transaction fee equal to a percentage of the NAV of the Shares redeemed that are held for less than the indicated period of time in the chart below

Fund	Fee	Shares held less than:
Robeco Boston Partners Small Cap Value Fund II	1.00%	60 Days
Robeco Boston Partners Long/Short Equity Fund	2.00%	1 Year
Robeco Boston Partners Long/Short Research Fund	1.00%	60 Days
Robeco WPG Small/Micro Cap Value Fund	2.00%	60 Days
Robeco Boston Partners Global Equity Fund	1.00%	60 Days
Robeco Boston Partners International Equity Fund	1.00%	60 Days
Robeco Boston Partners Global Long/Short Fund	1.00%	60 Days

This additional transaction fee is paid to each Fund, NOT to Robeco, the Distributor or the Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to: (i) defined contribution plans, (ii) redeemed Shares that were purchased through reinvested dividends or capital gain distributions, or (iii) redemptions of Shares by certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid- ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Shares by the investors are netted against one another. Although the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Funds. If a financial intermediary fails to enforce the Funds’ market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Systematic Withdrawal Plan — WPG Small/Micro Cap Value. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940.  Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund’s transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund will not be charged when Shares are involuntarily redeemed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of a Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Good Order. A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in good order may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after BNY Mellon’s receipt of a request for an exchange.  An exchange of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund Shares, Robeco Boston Partners Long/Short Research Fund. Robeco Boston Partners Global Equity Fund,  Robeco Boston Partners International Equity Fund or Robeco Boston Partners Global Long/Short Fund held for less than sixty days, less than one year, less than sixty days, less than sixty days or less than sixty days respectively, (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and the Robeco Boston Partners Long/Short Research Fund, 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund, 1.00% with respect to the Robeco Boston Partners Global Equity and the Robeco Boston Partners International Equity Fund, and 1.00% with respect to the Robeco Boston Partners Global Long/Short Fund.  An exchange of the Robeco WPG Small/Micro Cap Value Fund held for less than 60 days (with the exception of Shares purchased through the reinvestment of dividends and/or capital gain distributions) will be subject to a transaction fee of 2.00% with respect to the Robeco WPG Small/Micro Cap Value Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Institutional Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Under Internal Revenue Code section 1036, an exchange of shares of one class for shares of another class constitutes a nontaxable exchange for federal income tax purposes, and your basis and holding period for your existing shares will carry over to your new shares. The Funds intend to report the exchange as an entirely nontaxable transaction. It is possible, however, for you to recognize dividend income as a result of the exchange due to differences in the expense ratios between the two classes, but the amount of any such income would not exceed the value of any additional shares that you receive in the transaction.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for a Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund and the Robeco Boston Partners Global Long/Short Fund will each be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies.  These Funds may, to the extent eligible, make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange.  If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Funds beginning before January 1, 2014, dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds, except that a non resident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning July 1, 2014, the Funds will be generally required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund, except the Robeco WPG Small/Micro Cap Value Fund, also offers Investor Class Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

Appendix A

Prior Performance of Similarly Advised Account of the Robeco Boston Partners Long/Short Research Fund

Robeco has experience in managing a private fund with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Long/Short Research Fund. The table on the following page is provided to illustrate the past performance of Robeco in managing the private fund and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private fund net of the Fund’s annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers that were in place through December 31, 2012).The fees and expenses of the Fund are higher than those of the private fund, in part, because the general partner of the private fund waived its right to receive an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Performance Table (since inception April 1, 2002)(1),(2),(3),(4)

PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(1.02)%	2.17%	2.67%	0.16%	(3.71)%	(3.46)%	4.01%	(3.71)%	5.96%
2009	(0.46)%	(5.50)%	3.55%	6.04%	3.68%	2.12%	2.16%	2.78%	(0.28)%	(0.75)%	2.80%	1.35%	18.40%
2008	1.25%	0.69%	(4.35)%	2.02%	2.78%	(3.24)%	0.99%	1.89%	(3.10)%	(4.68)%	(5.19)%	2.79%	(8.38)%
2007	0.98%	0.73%	0.61%	2.69%	1.29%	(0.69)%	(2.31)%	0.87%	2.37%	(0.74)%	0.78%	(0.62)%	6.01%
2006	1.82%	(1.19)%	0.17%	0.67%	(0.58)%	0.23%	0.60%	0.15%	0.19%	(0.07)%	0.30%	1.22%	3.54%
2005	(0.68)%	1.22%	0.32%	(0.63)%	(0.50)%	0.93%	2.41%	2.36%	2.29%	0.76%	0.39%	0.66%	9.87%
2004	0.45%	1.29%	2.39%	(1.14)%	(0.01)%	3.25%	0.98%	0.19%	1.42%	0.62%	5.48%	2.09%	18.21%
2003	0.29%	(3.55)%	0.05%	(1.71)%	(1.55)%	(0.05)%	0.11%	(1.35)%	(0.98)%	(0.11)%	0.65%	0.19%	(7.79)%
2002				0.10%	3.62%	(2.36)%	(1.43)%	1.97%	(2.35)%	0.15%	1.38%	1.83%	2.76%

GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(0.82)%	2.38%	2.87%	0.36%	(3.51)%	(3.26)%	4.22%	(3.50)%	6.16%
2009	(0.26)%	(5.29)%	3.75%	6.25%	3.88%	2.32%	2.36%	2.99%	(0.08)%	(0.54)%	3.01%	1.56%	21.31%
2008	1.45%	0.90%	(4.15)%	2.22%	2.98%	(3.04)%	1.19%	2.09%	(2.89)%	(4.47)%	(4.99)%	2.99%	(6.08)%
2007	1.18%	0.93%	0.81%	2.89%	1.49%	(0.48)%	(2.10)%	1.08%	2.57%	(0.54)%	0.99%	(0.41)%	8.64%
2006	2.03%	(0.99)%	0.38%	0.87%	(0.38)%	0.44%	0.80%	0.36%	0.39%	0.14%	0.51%	1.43%	6.11%
2005	(0.48)%	1.43%	0.52%	(0.43)%	(0.29)%	1.13%	2.61%	2.57%	2.50%	0.96%	0.60%	0.87%	12.59%
2004	0.66%	1.50%	2.60%	(0.93)%	0.19%	3.45%	1.19%	0.40%	1.62%	0.82%	5.69%	2.29%	21.11%
2003	0.49%	(3.34)%	0.25%	(1.51)%	(1.34)%	0.15%	0.31%	(1.14)%	(0.77)%	0.10%	0.85%	0.40%	(5.48)%
2002				0.31%	3.83%	(2.15)%	(1.23)%	2.17%	(2.15)%	0.36%	1.58%	2.03%	4.67%

S&P 500 INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(3.60)%	3.10%	6.03%	1.58%	(7.98)%	(5.24)%	7.01%	(4.51)%	8.92%
2009	(8.43)%	(10.65)%	8.76%	9.57%	5.59%	0.20%	7.56%	3.61%	3.73%	(1.86)%	6.00%	1.93%	26.45%
2008	(6.00)%	(3.25)%	(0.43)%	4.87%	1.29%	(8.43)%	(0.84)%	1.45%	(8.91)%	(16.79)%	(7.17)%	1.06%	(36.99)%
2007	1.51%	(1.96)%	1.12%	4.43%	3.49%	(1.66)%	(3.10)%	1.50%	3.74%	1.59%	(4.18)%	(0.69)%	5.50%
2006	2.65%	0.27%	1.24%	1.34%	(2.88)%	0.14%	0.62%	2.38%	2.58%	3.26%	1.90%	1.40%	15.79%
2005	(2.44)%	2.10%	(1.77)%	(1.90)%	3.18%	0.14%	3.72%	(0.91)%	0.81%	(1.67)%	3.78%	0.03%	4.89%
2004	1.84%	1.39%	(1.51)%	(1.57)%	1.37%	1.94%	(3.31)%	0.40%	1.08%	1.53%	4.05%	3.40%	10.87%
2003	(2.62)%	(1.50)%	0.97%	8.24%	5.27%	1.27%	1.76%	1.95%	(1.06)%	5.66%	0.88%	5.24%	28.68%
2002				(6.06)%	(0.74)%	(7.12)%	(7.79)%	0.66%	(10.87)%	8.80%	5.89%	(5.88)%	(22.31)%

CALENDAR YEAR RETURNS(1),(2),(3),(4)

	2002	2003	2004	2005	2006	2007	2008	2009
Pro Forma Net Of Fees	2.76%	(7.79)%	18.21%	9.87%	3.54%	6.01%	(8.38)%	18.40%	%
Gross Of Fees	4.67%	(5.48)%	21.11%	12.59%	6.11%	8.64%	(6.08)%	21.31%	%
S&P 500	(22.31)%	28.68%	10.87%	4.89%	15.79%	5.50%	(36.99)%	26.45%	%

SUMMARY STATISTICS (periods ended June 30, 2010) (1),(2),(3),(4)

RETURN

							Since
	YTD	1 Year	2 Year	3 Year	5 year	7 Year	Inception
Pro Forma Net Of Fees	2.57%	6.07%	6.22%	3.42%	4.46%	6.93%	4.91%
Gross Of Fees	4.48%	8.70%	8.85%	5.99%	7.05%	9.57%	7.51%
S&P 500	3.89%	10.16%	1.26%	(7.16)%	0.63%	4.03%	1.92%

(1)      Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)      Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on a trade date basis.

(3)      Performance is presented gross and net of the Fund’s annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers).

(4)      The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500®  Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Appendix B

Prior Performance of Similarly Advised Accounts of the Robeco Boston Partners Global Equity Fund

Robeco has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Global Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the other accounts net of the Fund’s annual operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers that were in place until September 30, 2013). The other accounts’ fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

COMPOSITE — PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.90%	3.43%	0.83%	4.56%	(1.85)%	(1.16)%	(1.11)%	(7.73)%	(8.67)%	11.36%	(2.36)%
2010	(3.84)%	0.42%	5.94%	0.28%	(9.73)%	(4.56)%	7.66%	(3.68)%	10.10%	4.62%	(2.53)%	8.79%	11.93%
2009	(8.69)%	(9.47)%	5.20%	11.74%	8.46%	0.05%	7.44%	5.34%	4.35%	(1.10)%	2.87%	2.10%	29.35%
2008							(2.35)%	(0.54)%	(9.54)%	(19.20)%	(6.15)%	3.18%

COMPOSITE — GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.01%	3.54%	0.94%	4.67%	(1.74)%	(1.05)%	(1.00)%	(7.62)%	(8.56)%	11.47%	(2.25)%
2010	(3.73)%	0.52%	6.05%	0.39%	(9.62)%	(4.46)%	7.77%	(3.58)%	10.21%	4.73%	(2.42)%	8.90%	13.38%
2009	(8.59)%	(9.36)%	5.31%	11.85%	8.57%	0.16%	7.54%	5.45%	4.46%	(1.00)%	2.98%	2.21%	31.01%
2008							(2.24)%	(0.43)%	(9.43)%	(19.09)%	(6.04)%	3.29%

MSCI® WORLD INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.28%	3.55%	(0.94)%	4.31%	(1.97)%	(1.54)%	(1.79)%	(7.00)%	(8.60)%	10.37%	(2.38)%
2010	(4.11)%	1.45%	6.25%	0.07%	(9.48)%	(3.39)%	8.13%	(3.69)%	9.36%	3.75%	(2.11)%	7.39%	12.34%
2009	(8.73)%	(10.17)%	7.60%	11.32%	9.19%	(0.41)%	8.50%	4.17%	4.02%	(1.76)%	4.14%	1.83%	30.79%
2008							(2.42)%	(1.36)%	(11.85)%	(18.93)%	(6.40)%	3.26%

SUMMARY STATISTICS (periods ended November 30, 2011)(1),(2),(3),(4),(5)

RETURN

					Since
	YTD	1 Year	2 Years	3 Years	July 1, 2008
Pro Forma Net of Fees	(2.33)%	6.26%	5.65%	13.42%	(0.82)%
Gross of Fees	(1.15)%	7.64%	7.03%	14.89%	0.48%
MSCI® World Index	(5.00)%	2.02%	4.25%	12.96%	(2.17)%

(1)

Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).

(4)	The MSCI® World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

(5)

Although the other accounts commenced operations on January 1, 2007 or April 17, 1998, the other accounts only began investing in accordance with their current investment strategies on July 1, 2008. The performance shown represents performance since the other accounts began investing in accordance with their current investment strategies.

Appendix C

Prior Performance of Similarly Advised Account of the Robeco Boston Partners International Equity Fund

Robeco has experience in managing a private account with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners International Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the private account and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private account net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).The private fund’s fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.41%	2.15%	0.29%	5.88%	(2.66)%	(0.52)%	0.04%	(7.54)%	(8.63)%	8.71%	(4.62)%
2010	(3.81)%	(2.24)%	5.30%	(0.08)%	(11.53)%	(0.95)%	8.43%	(3.60)%	10.48%	4.30%	(4.47)%	9.45%	9.21%
2009	(10.47)%	(9.35)%	2.91%	14.60%	9.33%	(1.83)%	8.60%	6.55%	5.30%	(2.09)%	1.44%	1.56%	26.25%
2008							(2.81)%	(2.31)%	(12.79)%	(21.90)%	(5.85)%	3.55%

GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.51%	2.26%	0.40%	5.99%	(2.55)%	(0.42)%	0.15%	(7.43)%	(8.52)%	8.82%	(4.51)%
2010	(3.70)%	(2.13)%	5.41%	0.03%	(11.42)%	(0.84)%	8.54%	(3.49)%	10.59%	4.41%	(4.36)%	9.56%	10.63%
2009	(10.36)%	(9.24)%	3.02%	14.71%	9.43%	(1.72)%	8.71%	6.66%	5.41%	(1.98)%	1.55%	1.66%	27.87%
2008							(2.71)%	(2.20)%	(12.69)%	(21.79)%	(5.74)%	3.66%

MSCI® EAFE INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.37%	3.32%	(2.20)%	6.08%	(2.81)%	(1.23)%	(1.57)%	(9.02)%	(9.50)%	9.65%	(4.83)%
2010	(4.40)%	(0.68)%	6.31%	(1.73)%	(11.37)%	(0.97)%	9.49%	(3.09)%	9.82%	3.62%	(4.79)%	8.11%	8.21%
2009	(9.80)%	(10.23)%	6.39%	12.96%	12.01%	(0.54)%	9.14%	5.45%	3.85%	(1.24)%	2.03%	1.45%	32.46%
2008							(3.20)%	(4.03)%	(14.42)%	(20.17)%	(5.36)%	6.02%

SUMMARY STATISTICS (periods ended November 30, 2011)(1),(2),(3),(4),(5)

RETURN

					Since
	YTD	1 Year	2 Years	3 Years	July 1, 2008
Pro Forma Net of Fees	(6.65)%	2.17%	1.75%	10.05%	(5.93)%
Gross of Fees	(5.53)%	3.51%	3.08%	11.48%	(4.69)%
MSCI® EAFE Index	(10.90)%	(3.68)%	(1.10)%	10.63%	(5.87)%

(1)

Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).

(4)	The MSCI® EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

(5)

Although the private fund commenced operations on January 1, 2007, the private fund only began investing in accordance with its current investment strategies on July 1, 2008. The performance shown represents performance since the private fund began investing in accordance with its current investment strategies.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners Small Cap Value Fund II
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$15.31	$12.92	$11.02	$10.49	$11.87
Net investment income*	$0.09	0.05	0.03	0.06	0.11
Net realized and unrealized gain/(loss) on investments	$3.75	2.39	1.91	0.52	(1.26)
Total from investment operations	$3.84	2.44	1.94	0.58	(1.15)
Dividends and distributions to shareholders from:
Net investment income	$(0.09)	(0.05)	(0.04)	(0.05)	(0.14)
Net realized gains	—	—	—	—	(0.05)
Return of Capital	—	—	—	—	(0.04)
Total distributions	$(0.09)	(0.05)	(0.04)	(0.05)	(0.23)
Redemption fees	—	— (3)	— (3)	— (3)	— (3)
Net asset value, end of period	$19.06	$15.31	$12.92	$11.02	$10.49
Total investment return (1)(2)	25.19%	18.98%	17.59%	5.47%	(8.97)%

Ratios/Supplemental Data
Net assets, end of period (000)	$76,442	$53,604	$30,172	$25,736	$21,466
Ratio of expenses to average net assets with waivers and reimbursements	1.29%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets without waivers and expense reimbursements	N/A	1.36%	1.37%	1.39%	1.74%
Ratio of net investment income to average net assets with waivers and reimbursements	0.53%	0.37%	0.22%	0.51%	1.29%
Portfolio turnover rate	19%	32%	38%	43%	66%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Redemption fees, if any, are reflected in total return calculations.
(3)	Amount is less than $0.01 per share.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners All-Cap Value Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$15.57	$14.34	$12.85	$12.56	$13.61
Net investment income*	$0.24	0.20	0.15	0.10	0.19
Net realized and unrealized gain/(loss) on investments	$3.75	2.04	1.63	0.32	(1.03)
Total from investment operations	$3.99	2.24	1.78	0.42	(0.84)
Dividends and distributions to shareholders from:
Net investment income	$(0.27)	(0.12)	(0.10)	(0.13)	(0.12)
Net realized gains	$(0.10)	(0.89)	(0.19)	—	(0.09)
Total distributions	$(0.37)	(1.01)	(0.29)	(0.13)	(0.21)
Redemption Fees	—	—	—	—	—
Net asset value, end of period	$19.19	$15.57	$14.34	$12.85	$12.56
Total investment return (1)(2)	26.11%	16.73%	13.75%	3.31%	(5.88)%

Ratios/Supplemental Data
Net assets, end of period (000)	$441,856	$343,885	$210,113	$112,437	$63,085
Ratio of expenses to average net assets with waivers and reimbursements	0.70%	0.70%	0.70%	0.80%	0.95%
Ratio of expenses to average net assets without waivers and expense reimbursements	0.97%	1.03%	1.03%	1.15%	1.50%
Ratio of net investment income to average net assets with waivers and reimbursements	1.37%	1.38%	1.00%	0.75%	1.79%
Portfolio turnover rate	32%	33%	47%	48%	55%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Redemption fees, if any, are reflected in total return calculations.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners Long/Short Equity Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$20.47	$19.88	$17.41	$15.75	$15.47
Net investment loss*	$(0.54)	(0.54)	(0.47)	(0.37)	(0.22)
Net realized and unrealized gain/(loss) on investments	$2.24	3.15	4.55	1.98	2.98
Total from investment operations	$1.70	2.61	4.08	1.61	2.76
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized gains	$(1.24)	(2.03)	(1.62)	—	(2.48)
Total distributions	$(1.24)	(2.03)	(1.62)	—	(2.48)

Redemption fee	$0.01	0.01	0.01	0.05	— (3)
Net asset value, end of period	$20.94	$20.47	$19.88	$17.41	$15.75
Total investment return (1)(2)	8.61%	14.16%	23.66%	10.54%	30.02%

Ratios/Supplemental Data
Net assets, end of period (000)	$620,804	$505,108	$344,935	$164,438	$54,703
Ratio of expenses to average net assets with waivers and reimbursements	4.30%	4.29%	3.70%	3.40%	3.35%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.43%	2.48%	2.47%	2.50%	2.50%
Ratio of expenses to average net assets without waivers and reimbursements	4.30%	4.29%	3.71%	3.46%	4.04%
Ratio of net investment loss to average net assets with waivers and reimbursements	(2.58)%	(2.68)%	(2.35)%	(2.10)%	(1.85)%
Portfolio turnover rate	67%	71%	103%	81%	172%

*	Calculated based on average shares outstanding for the period.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Redemption fees, if any, are reflected in total return calculations.
(3)	Amount is less than $0.01 per share.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners Long/Short Research Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012		For the Period September 30, 2010** through August 31, 2011
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$11.91	$10.60		$10.00
Net investment loss*	$(0.14)	(0.13)		(0.12)
Net realized and unrealized gain on investments	$1.66	1.53		0.71
Total from investment operations	$1.52	1.40		0.59
Dividends and distributions to shareholders from:
Net investment income	—	—		—
Net realized gains	$(0.13)	(0.09)		—
Total distributions	$(0.13)	(0.09)		—
Redemption fees	— (3)	—	(3)	0.01
Net asset value, end of period	$13.30	$11.91		$10.60
Total investment return (1)(2)	12.81%	13.32%		6.00%

Ratios/Supplemental Data
Net assets, end of period (000)	$1,743,406	$254,170		$37,237
Ratio of expenses to average net assets with waivers and reimbursements	2.75%	2.81%		2.70	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	1.48%	1.54%		1.74	%(5)
Ratio of expenses to average net assets without waivers and reimbursements	2.71%	2.84%		4.05	%(5)
Ratio of net investment loss to average net assets with waivers and reimbursements	(1.09)%	(1.12)%		(1.21	)%(5)
Portfolio turnover rate	65%	53	%(4)	61	%(6)

* Calculated based on average shares outstanding for the period.

** Inception date.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees, if any, are reflected in total return calculations.

(3) Amount is less than $0.01 per share.

(4) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

(5) Annualized.

(6) Not Annualized.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. The information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco WPG Small/Micro Cap Value Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$14.32	$12.31	$11.65	$10.57	$12.18
Net investment income/(loss)*	$0.07	(0.05)	(0.06)	(0.05)	0.03
Net realized and unrealized gain/(loss) on investments	$4.74	2.06	0.72	1.16	(1.62)
Total from investment operations	$4.81	2.01	0.66	1.11	(1.59)
Dividends and distributions to shareholders from:
Net investment income	$(0.07)	—	—	(0.03)	(0.01)
Net realized gains	—	—	—	—	(0.01)
Total distributions	$(0.07)	—	—	(0.03)	(0.02)
Redemption Fees	—	— (3)	—	— (3)	—
Net asset value, end of period	$19.06	$14.32	$12.31	$11.65	$10.57
Total investment return (1)(2)	33.71%	16.33%	5.67%	10.54%	(12.93)%

Ratios/Supplemental Data
Net assets, end of period (000)	$40,754	$37,367	$33,238	$32,394	$35,405
Ratio of expenses to average net assets with waivers and reimbursements	1.54%	1.70%	1.67%	1.69%	1.61%
Ratio of expenses to average net assets without waivers and reimbursements	1.54%	1.70%	1.72%	1.77%	1.95%
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	0.41%	(0.34)%	(0.43)%	(0.39)%	0.37%
Portfolio turnover rate	72%	84%	85%	94%	137%

* Calculated based on average shares outstanding for the period.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees, if any, are reflected in total return calculations.

(3) Amount is less than $0.01 per share.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013, and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners Global Equity Fund
	For the Period Ending August 31, 2013	For the Period December 30, 2011** through August 31, 2012
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$11.00	$10.00
Net investment income	$0.12	$0.10
Net realized and unrealized gain on investments	$2.07	$0.90
Total from investment operations	$2.19	$1.00
Dividends to Shareholders from Net Investment Income	$(0.13)	—
Distributions to Shareholders from Net Realized Gains	$(0.09)	—
Total Distributions	$(0.22)	—
Redemption fees	—	—
Net asset value, end of period	$12.97	$11.00
Total investment return (1)(2)	20.14%	10.00	%(4)
Ratios/Supplemental Data
Net assets, end of period (000)	$11,496	$11,234
Ratio of expenses to average net assets with waivers and reimbursements	1.30%	1.30	%(3)
Ratio of expenses to average net assets without waivers and reimbursements	3.05%	3.56	%(3)
Ratio of net investment income to average net assets with waivers and reimbursements	1.00%	1.39	%(3)
Portfolio turnover rate	102%	83	%(4)

* Calculated based on average shares outstanding for the period.

** Inception date.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees, if any, are reflected in total return calculations.

(3) Annualized.

(4) Not Annualized.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013, and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners International Equity Fund
	For the Period Ending August 31, 2013	For the Period December 30, 2011** through August 31, 2012
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$10.79	$10.00
Net investment income*	$0.20	$0.15
Net realized and unrealized gain on investments	$2.10	$0.64
Total from investment operations	$2.30	$0.79
Dividends to Shareholders from Net Investment Income	$(0.13)	—
Distributions to Shareholders from Net Realized Gains	$(0.08)	—
Total Distributions	$(0.21)	—
Redemption fees	—	—
Net asset value, end of period	$12.88	$10.79
Total investment return (1)(2)	21.52%	7.90	%(4)
Ratios/Supplemental Data
Net assets, end of period (000)	$11,104	$10,895
Ratio of expenses to average net assets with waivers and reimbursements	1.30%	1.30	%(3)
Ratio of expenses to average net assets without waivers and reimbursements	3.18%	3.77	%(3)
Ratio of net investment income to average net assets with waivers and reimbursements	1.63%	2.16	%(3)
Portfolio turnover rate	87%	81	%(4)

* Calculated based on average shares outstanding for the period.

** Inception date.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees, if any, are reflected in total return calculations.

(3) Annualized.

(4) Not Annualized.

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2013 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus).The SAI is available on the Adviser’s website at http://www.robecoinvest.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Robeco at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581

P.O. Box Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov.You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520.You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-809.

INVESTMENT COMPANY ACT FILE NO. 811-05518

Investor Class

Robeco Investment Funds

of The RBB Fund, Inc.

Prospectus December 31, 2013, as revised May 28, 2014

Robeco Boston Partners Small Cap Value Fund II – BPSCX

Robeco Boston Partners All-Cap Value Fund – BPAVX

Robeco Boston Partners Long/Short Equity Fund – BPLEX

Robeco Boston Partners Long/Short Research Fund – BPRRX

Robeco Boston Partners Global Equity Fund – BPGRX

Robeco Boston Partners International Equity Fund – BPQRX

Robeco Boston Partners Global Long/Short Fund – BGRSX

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

SUMMARY SECTIONS

Robeco Boston Partners Small Cap Value Fund II	3
Robeco Boston Partners All-Cap Value Fund	10
Robeco Boston Partners Long/Short Equity Fund	16
Robeco Boston Partners Long/Short Research Fund	23
Robeco Boston Partners Global Equity Fund	31
Robeco Boston Partners International Equity Fund	38
Robeco Boston Partners Global Long/Short Fund	46

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS	52

MANAGEMENT OF THE FUNDS	57

Investment Adviser	57
Portfolio Managers	58

SHAREHOLDER INFORMATION	61

Pricing of Fund Shares	61
Market Timing	61
Purchase of Fund Shares	62
Redemption of Fund Shares	65
Exchange Privilege	69
Dividends and Distributions	70
More Information About Taxes	70
Multi-Class Structure	72

Appendix A – Prior Performance of Similarly Advised Account of the Robeco Boston Partners Long/Short Research Fund	73

Appendix B – Prior Performance of Similarly Advised Accounts of the Robeco Boston Partners Global Equity Fund	75

Appendix C – Prior Performance of Similarly Advised Account of the Robeco Boston Partners International Equity Fund	77

FINANCIAL HIGHLIGHTS	79

FOR MORE INFORMATION	Back Cover

2

SUMMARY  SECTION — ROBECO BOSTON PARTNERS  SMALL  CAP VALUE FUND II

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	0.29%
Total annual Fund operating expenses	1.54%
Less Fee waivers and expense reimbursements (1)	(0.19)%
Net expenses	1.35%

(1)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.35% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.35%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.35%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs

3

may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$783	$1,783

4

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year end, the portfolio turnover rate for the Fund was 19%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by Robeco as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of November 30, 2013, the median market capitalization of this index was $593 million and the largest stock was $5.4 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. Robeco will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. Robeco believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market.  The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•       Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

5

•       Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•       Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•       Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•       Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•       Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.  The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•       IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Investor Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the

6

Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total

Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                  29.32% (quarter ended June 30, 2009)

Worst Quarter:             (26.42)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013:  24.36%

7

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	1 Year	5 Years	10 Years
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	22.54%	6.27%	10.75%
Returns After Taxes on Distributions (1)	22.40%	6.02%	9.12%
Returns After Taxes on Distributions and Sale of Fund Shares	14.65%	5.24%	9.05%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.54%	9.50%

(1)         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

David M. Dabora, Senior Portfolio Manager since 2000

George Gumpert, Portfolio Manager since 2005

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Small Cap Value Fund II c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund Shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

SUMMARY SECTION — ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

Investment Objective

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed if applicable)	None
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	0.17%
Total annual Fund operating expenses	1.22%
Less Fee waivers and expense reimbursements (1)	(0.27)%
Net expenses	0.95%

(1)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 0.95% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Robeco may not recoup any of its waived investment advisory fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$360	$644	$1,453

10

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 32%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by Robeco as having value characteristics.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

Robeco examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•        Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•        Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•        Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

11

•        Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations.

Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•        Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•        Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•        Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•        Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•        IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners All-Cap

12

Value Fund’s Investor Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.56% (quarter ended June 30, 2009)

Worst Quarter:	(17.62)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2013: 26.71%

13

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns
	for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	15.61%	4.05%	10.09%
Return After Taxes on Distributions (1)	14.84%	3.39%	9.10%
Return After Taxes on Distributions and Sale of Fund Shares	10.21%	3.17%	8.57%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	7.54%

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

14

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Manager

Duilio Ramallo, Senior Portfolio Manager since 2007

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners All Cap Value Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

SUMMARY SECTION — ROBECO BOSTON PARTNERS  LONG/SHORT EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than one year, if applicable)	2.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than one year, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	2.25%
Distribution and service (12b-1) fees	0.25%
Other expenses:
Dividend expense on short sales (1)	0.61%
Interest expense on borrowings	1.26%
Other operating expenses	0.18%
Total other expenses	2.05%
Total annual Fund operating expenses (2)	4.55%

(1) There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2) The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 2.75% of the average daily net assets attributable to the Fund’s Investor Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.75%.This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Robeco may not recoup any of its waived investment advisory fees.

16

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$456	$1,374	$2,301	$4,654

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 67%.

Summary of Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

Under normal circumstances, Robeco expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

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The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•       Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•       High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•       Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•       Management Risk. The Fund is subject to the risk of poor stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•       Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•       Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•       Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment,

18

such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•       Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•       Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•       Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•       IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

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Performance Information

The bar chart and table below illustrate the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Investor Class. The bar chart below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                                               38.45% (quarter ended June 30, 2009)

Worst Quarter:                                  (19.44)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2013:  3.76%

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Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.  Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns
	for the Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	12.25%	16.31%	11.32%
Returns After Taxes on Distributions (1)	10.31%	12.75%	8.87%
Returns After Taxes on Distributions and Sale of Fund Shares	8.42%	11.95%	8.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

(1)         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

21

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Robert T. Jones, Senior Portfolio Manager since 1995

Ali Motamed, CFA, Portfolio Manager since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

The Fund is currently closed due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Fund will still be offered to existing shareholders of the Fund and certain other persons, as described in the section entitled “Purchase of Fund Shares” in this prospectus.

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: Robeco Boston Partners Long/Short Equity Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Purchase and Redemption By Wire: Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

SUMMARY SECTION — ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Investment Objective

The Fund seeks to provide long-term total return.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	None

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution (12b-1) fees Other expenses:	0.25%
Dividend expense on short sales (1)	0.87%
Interest expense on borrowings	0.40%
Other operating expenses	0.19%
Total other expenses	1.46%
Total annual Fund operating expenses	2.96%
Fees and/or Expenses Recouped (2)	0.04%
Net expenses	3.00%

(1) There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2) The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceeds 1.75% of the average daily net assets attributable to the Fund’s Investor Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.75%.This contractual limitation is in effect until at least December 31, 2014 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.75%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

23

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$303	$919	$1,561	$3,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund was 65%.

Summary of Principal Investment Strategies

The Fund uses a hedged strategy .The Fund actively invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales (i.e. sales of securities the Fund does not own) will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or “micro”)-cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Fund may also invest in depository receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as “junk bonds”). Fixed income securities in which the Fund will invest include those rated between AAA and D by a nationally recognized statistical rating organization (“NRSRO”), or deemed of comparable quality by Robeco. Robeco may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

Robeco determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. Robeco selects stocks on the basis of three criteria: value, fundamental business strength and momentum. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash

24

flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund’s portfolio or investments will be insulated from market moves or effectively hedged against risk.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest up to 30% in exchange-traded funds to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•        Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•        High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•        Foreign Securities Risk. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and financial practices.

•        Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•        Management Risk. The Fund is subject to the risk of poor stock selection. Robeco may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio.

25

•       Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund’s obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

•       Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•       Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•       REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•       Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 300%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•       Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

•       Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•       Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified

26

indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

•       Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•       Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

27

Performance Information

The bar chart and table below illustrate the performance of the Robeco Boston Partners Long/Short Research Fund’s Investor Class. The bar chart below provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                                                       8.29% (quarter ended December 31, 2011)

Worst Quarter:                                          (9.91)% (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2013:  9.89%

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same period.

	Average Annual Total Returns
	for the Periods Ended December 31, 2012
		Since Inception
	1 Year	(November 29, 2010)
Robeco Boston Partners Long/Short Research Fund
Returns Before Taxes	13.13%	9.09%
Returns After Taxes on Distributions (1)	12.73%	8.75%
Returns After Taxes on Distributions and Sale of Fund Shares	8.54%	7.58%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.83%

(1)       After-tax returns are calculated using the historical highest individual federal marginal income tax rates

28

and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager since inception of the Fund

Eric Connerly, Director of Research-Quantitative, Co-Portfolio Manager since inception of the Fund

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Long/Short Research Fund	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.
c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816
Providence, RI 02940-8042

Redemption By Telephone: If you selected the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

SUMMARY  SECTION — ROBECO  BOSTON PARTNERS  GLOBAL  EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	2.15%
Total annual Fund operating expenses	3.30%
Less Fee waivers and expense reimbursements (1)	(2.10)%
Net expenses	1.20%

(1)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.20%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$819	$1,540	$3,451

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund’s Institutional Class was 102%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)) and real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”).An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash

32

and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•  Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

33

•  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•  Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•  Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

34

•  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Performance Information

As of the date of this Prospectus, the Robeco Boston Partners Global Equity Fund’s Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund’s Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities.  Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the Fund’s Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risk of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                11.70% (quarter ended March 31, 2012)

Worst Quarter:            (5.91)% (quarter ended June 30, 2012)

Year-to-date total return for the nine months ended September 30, 2013: 20.94%

35

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns (for the Periods Ended December 31, 2012)
	1 Year	Since Inception (December 30, 2011)
Robeco Boston Partners Global Equity Fund
Return Before Taxes	15.34%	15.29%
Return After Taxes on Distributions (1)	14.59%	14.55%
Return After Taxes on Distributions and Sale of Shares	9.97%	12.57%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.83%	14.47%

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.

36

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since June, 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Global Equity Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.
Providence, RI 02940-8042

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

SUMMARY  SECTION — ROBECO BOSTON PARTNERS  INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.90%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	2.28%
Total annual Fund operating expenses	3.43%
Less Fee waivers and expense reimbursements (1)	(2.23)%
Net expenses	1.20%

(1)      The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.20%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$846	$1,592	$3,562

38

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2013, the portfolio turnover rate for the Fund’s Institutional Class was 87%.

Summary of Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.

The Fund generally invests in the equity securities of issuers believed by Robeco to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. Robeco applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, Robeco considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

39

Summary of Principal Risks

•                  Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•                  Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•                  Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

•                  Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•                  Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•                  Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•                  Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.

•                  Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•                  REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume

40

and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

•                  Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages. The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•                  Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•                  Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•                  Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•                  IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•                  Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

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Performance Information

As of the date of this Prospectus, the Fund’s Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund’s Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities. Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the Fund’s Institutional Class performed during 2012, its first full calendar year, and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.robecoinvest.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:                                                      9.60% (quarter ended March 31, 2012)

Worst Quarter:                                         (6.39)% (quarter ended June 30, 2012)

Year-to-date total return for the nine months ended September 30, 2013:  20.04%

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Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns (for the Periods Ended December 31, 2012)
	1 Year	Since Inception (December 30, 2011)
Robeco Boston Partners International Equity Fund
Return Before Taxes	16.86%	16.81%
Return After Taxes on Distributions (1)	16.14%	16.10%
Return After Taxes on Distributions and Sale of Shares	10.96%	13.88%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	17.32%

(1)      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.

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Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since June, 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment: $2,500

Minimum Additional Investment: $100

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail: Robeco Boston Partners International Equity Fund c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9816 Providence, RI 02940-8042	Purchase and Redemption By Wire: Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.

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Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION — ROBECO PARTNERS GLOBAL LONG/SHORT FUND

Investment Objective

The Fund seeks long-term growth of capital.

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.50%
Distribution and servicing (12b-1) fees	0.25%
Other expenses:
Dividend expense on short sales(1)	0.72%
Interest expense on borrowings	0.55%
Total other expenses(2)	2.67%
Total annual Fund operating expenses	5.69%
Fee waivers and expense reimbursements(3)	(2.17)%
Net expenses	3.52%

(1)         There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

(2)         Estimated for the Fund’s first fiscal year.

(3)         The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 2.25% of the average daily net assets attributable to the Fund’s Investor Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.25%. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.25%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Investor Class	$355	$1,080

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund invests in long positions in stocks identified by Robeco as undervalued and takes short positions in stocks that Robeco has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Robeco will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Robeco examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Robeco selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.  Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by Robeco, in which case the Fund would invest at least 30%) in non-U.S. companies.  The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly.  Robeco assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Robeco will sell an investment held long or close out a short position that Robeco believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Robeco expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Robeco will sell a stock when it no longer meets one or more investment criteria, either through obtaining

47

target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Robeco constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade.  Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Robeco to be of comparable quality at the time of investment).  The Fund may invest in securities of the lowest rating category, including securities in default. Robeco may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While Robeco intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Robeco will determine when market conditions warrant temporary defensive measures.

Summary of Principal Risks

•             Management Risk. The Fund is subject to the risk of poor stock selection. In other words, Robeco may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since Robeco will manage both a long and a short portfolio, there is the risk that Robeco may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•             Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks Robeco believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•             High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•             Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

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•             Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•             Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•             Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund’s obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales “against the box” may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

•             Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•             Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if Robeco is incorrect in its expectation of price fluctuations.  Losses incurred by the Fund in writing options can be potentially unlimited.

•             Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

•             REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

•             Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•             Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in

49

the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in Robeco’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•             Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if Robeco believes it will improve the Fund’s performance.

•             Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•             Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•             IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, Robeco cannot guarantee continued access to IPOs.

•             Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

•             Exchange Traded Fund Risk. Exchange traded funds (“ETFs”) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

•             Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

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Performance Information

No performance information is available for the Fund because it had not commenced operations as of the date of this Prospectus.  The Fund intends to evaluate its performance as compared to that of the MSCI® World Index.  The performance information, when available, will provide some indication of the risks of investing in the Fund. Updated performance information will be available at www.robecoinvest.com or 1-888-261-4073.

Management of the Fund

Investment Adviser

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor, New York, New York 10022

Portfolio Managers

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities, Co-Portfolio Manager of the Fund since inception

Christopher K. Hart, Equity Portfolio Manager, Co-Portfolio Manager of the Fund since inception

Joshua Jones, Co-Portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares
Minimum Initial Investment: $100,000
Minimum Additional Investment: $5,000

You can only purchase and redeem Investor Class shares of the Fund on days the New York Stock Exchange is open. Investor Class shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Shares of the Fund may also be purchased and redeemed directly through The RBB Fund, Inc. by the means described below.

Purchase and Redemption By Mail:	Purchase and Redemption By Wire:

Robeco Boston Partners Global Long/Short Fund	Request routing instructions by calling the Fund’s transfer agent at 1-888-261-4073.
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816
Providence, RI 02940-8042

Redemption By Telephone: If you select the option on your account application, you may call the Fund’s transfer agent at 1-888-261-4073.

Taxes

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and other related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that certain Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

Investment Objectives

The Funds’ investment objectives may be changed by the Board of Directors of The RBB Fund, Inc. (the “Company”) without shareholder approval. Shareholders will, however, receive 60 days’ prior notice of any changes. Any such changes may result in the Funds having investment objectives different from the objectives that the shareholder considered appropriate at the time of investment in the Funds.

Additional Information About the Funds’ Principal Investments and Risks

Derivative Contracts. Each of the Funds except for the Robeco Boston Partners Small Cap Value II Fund may, but need not, use derivative contracts for any of the following purposes:

•                To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased; or

•     As a substitute for buying or selling currencies or securities.

The Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may, but need not, use derivative contracts for the following purpose:

•     To seek to enhance the Fund’s return in non-hedging situations.

Derivative contracts in which the Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may invest include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate, total return or currency swaps. The Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

Short Sales. The Robeco Boston Partners Long/Short Equity Fund and Robeco Boston Partners Long/Short Research Fund will engage in short sales and the Robeco Boston Partners All-Cap Value Fund and Robeco Boston Partners Global Long/Short Fund may engage in short sales — including those that are not “against the box,” which means that each Fund may make short sales where the Fund does not currently own or have the right to acquire, at no added cost, securities identical to those sold short — in accordance with the provisions of the 1940 Act. In a typical short sale, the Funds borrow from a broker a security in order to sell the security to a third party. The Funds are then obligated to return a security of the same issuer and quantity at some future date. The Funds realize a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). Short sales “against the box” may protect the Funds against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not “against the box” involve a form of investment leverage, and the amount of each Fund’s loss on a short sale is potentially unlimited.

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Equity and Equity-Related Securities. Each of the Funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. The number of issuers in the Funds’ portfolios will vary over time.

Fixed Income Investments. The Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund and Robeco Boston Partners Global Long/Short Fund may each invest a portion of its assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. Each of the Funds may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

In addition, the Funds may also invest in securities denominated in foreign currencies and in multinational currencies such as the Euro. The Funds will value their securities and other assets in U.S. dollars. Investments in securities of foreign issuers and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

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The Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund will normally invest a significant portion of their assets in the equity securities and equity-related instruments issued by non-U.S. companies. The Funds may invest in securities denominated in the currencies of a variety of developed, emerging and frontier market countries. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. Robeco may, from time to time, but is not required to, hedge foreign currency exposure in the Funds’ portfolios. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

The Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P- notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Portfolio Concentration. Under normal market conditions, the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund portfolios will generally be diversified by country and geographic region.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities as part of their principal investment strategies. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. A Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay principal later than expected. This may occur when there is a rise in interest rates. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The last few years, the market for mortgage related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse impact on a Fund to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Exchange-Traded Funds (ETFs). Each Fund may invest in ETFs to the extent permitted by the 1940 Act and applicable SEC orders. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities

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of other investment companies not affiliated with Robeco, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. Each of the Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned.The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Broad-Based Securities Market Indices

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to- earnings ratios, higher dividend yields and lower forecasted growth values.  As of November 30, 2013, the median market capitalization of the companies in the Russell 2000® Value Index is $593 million and the largest stock is $5.4 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of November 30, 2013, the median market capitalization of the companies in the Russell 3000® Value Index is $1.2 billion and the largest stock is $500billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Disclosure of Portfolio Holdings

The complete portfolio holdings (or long positions with respect to the Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund and Robeco Boston Partners Global Long/Short Fund) of each of the Funds, are publicly available on Robeco’s website at www.robecoinvest.com as of the end of each calendar month, 15 days following the month end.  Any postings

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will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Investment Adviser

Robeco provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors (the “Board of Directors”), Robeco the Funds’ portfolio(s) and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ respective investment objectives and policies.

Robeco Investment Management, Inc.

Robeco, located at 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. Robeco provides investment management and investment advisory services to other institutional and proprietary accounts. On July 1, 2013, ORIX and Coöperatieve Contrale Raiffeisen-Boerenleenbank, B.A. (“Rabobank”), the prior parent company of Robeco Groep announced the completion of ORIX’s acquisition of 90.01% of Robeco Groep, with Rabobank, retaining 9.99% of the company. As part of the announcement, ORIX indicated its commitment to support Robeco Groep’s strategy and its investment processes and teams. Both Robeco Groep and Robeco’s management team remain in their current toles. The acquisition resulted in the automatic termination of the existing advisory agreements between the Company, on behalf of the Funds, and Robeco. At a special Meeting held on April 15, 2013, the Company’s Board of Directors approved a new advisory agreement with terms substantially similar to the terms of the existing advisory agreements with respect to services provided by Robeco and identical with respect to the advisory fees payable to Robeco. The Board of Directors’ approval of the advisory agreement (the “Advisory Agreement”) was subject to shareholder approval, which was obtained on June 25, 2013 at a special Meeting of the Shareholders of the Funds. The Advisory Agreement became effective upon the completion of the acquisition on July 1, 2013.

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% of the Robeco Boston Partners Long/Short Equity Fund’s average daily net assets, 1.00% of the Robeco Boston Partners Small Cap Value Fund II’s average daily net assets, 0.80% of the Robeco Boston Partners All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets, 0.90% of the Robeco Boston Partners International Equity Fund’s average daily net assets, and 1.50% of the Robeco Boston Partners Global Long/Short Fund’s average daily net assets.  Until December 31, 2014, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Investor Class shareholders of Robeco Boston Partners Long/Short Equity Fund,  the Robeco Boston Partners All-Cap Value Fund, the Robeco Boston Partners Long/Short Research Fund, the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund, and the Robeco Boston Partners Global Long/Short Fund  of 2.75%,   0.95%, 1.75%, 1.20%, 1.20% and 2.25% (excluding certain items discussed below), respectively. Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Investor Class shareholders of the Robeco Boston Partners Small Cap Value Fund II to 1.35%.  In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.  There can be no assurance that Robeco will continue such waivers for the Funds after December 31, 2014, or after December 31, 2016 with respect to the Robeco Boston Partners Small Cap Value Fund II.

For the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund, if at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.75%, 1.20%, 1.20% or 2.25%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived and other payments remitted by Robeco to the Funds

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during such three-year period. For the Robeco Boston Partners Small Cap Value Fund II, if at any time during the three years from May 28, 2014 through May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for the year are less than 1.35%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.  There can be no assurance that Robeco will continue such waivers after December 31, 2014, or after December 31, 2016 for the Robeco Boston Partners Small Cap Value Fund II.

A discussion regarding the basis for the Company’s Board of Directors approval of the Fund’s Advisory Agreement with Robeco is available in the Funds’ annual report to shareholders dated August 31, 2013.

Portfolio Managers

The investment results for different strategies of Robeco are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of Robeco. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by Robeco’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary portfolio manager.

Mr. Dabora is a senior portfolio manager of Robeco responsible for the Robeco Boston Partners Small Cap Value, Small Cap Value II, and Small/Mid Cap Value portfolios. Mr. Dabora joined the firm in 1995. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager of the premium equity product of Robeco, an all-cap value institutional product. Additionally, he was a research analyst with responsibility for a wide variety of industries. Mr. Dabora holds a B.S. degree in business administration from Pennsylvania State University and an M.B.A. degree from The Anderson School of Management at the University of California at Los Angeles. He is a member of the CFA Institute and the CFA Society of San Francisco and has twenty-five years of investment experience.

Mr. Gumpert is a portfolio manager for the Robeco Boston Partners Small Cap Value products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. He joined the firm in 2000 from AIG International Asset Management where he was a commodities analyst. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst designation. He has thirteen years of investment experience.

For the fiscal year ended August 31, 2013, the Fund paid 1.00% (expressed as a percentage of average net assets) to Robeco for its services.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund.

Mr. Ramallo is a senior portfolio manager of Robeco. He is responsible for managing the Robeco Boston Partners Premium Equity portfolios. Prior to assuming this role, he was the assistant portfolio fund manager for the Robeco Boston Partners Small Cap Value portfolios and an equity analyst. Mr. Ramallo joined the firm in 1995. He holds a B.A. degree in economics/business from the University of California, Los Angeles and an M.B.A. degree from the Anderson Graduate School of Management at UCLA. Mr. Ramallo is a member of the CFA Society of Los Angeles, the CFA Institute and holds the Chartered Financial Analyst®  designation. He has seventeen years of investment experience.

For the fiscal year ended August 31, 2013, the Fund paid 0.53% (expressed as a percentage of average net assets) to Robeco for its services. Had fee waivers not been in place, the Fund would have paid 0.80%.

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Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Ali Motamed is the secondary portfolio manager.

Mr. Jones is the portfolio manager for Robeco Boston Partners Long/Short Equity Fund and related strategy. Previously, he was the Director of Research and portfolio manager for the Large Cap Value and Large Cap Value Focused products. He was a founding Partner of Boston Partners Asset Management. He joined the firm from The Boston Company Asset Management, Inc. where he spent seven years as Vice President and equity portfolio manager. Mr. Jones holds a B.A. degree in philosophy from Denison University. He holds the Chartered Financial Analyst designation. He has twenty-five years of investment experience.

Mr. Motamed is a long/short generalist with Robeco, specializing in fundamental research of stocks held in the Robeco Boston Partners Long/Short Equity Fund and related strategy. He joined Robeco in 2003, having previously held positions at Deutsche bank and BT Wolfensohn, where he was a member of the global mergers and acquisitions teams. Mr. Motamed holds a B.A. degree in economics with a minor in accounting from the University of California Los Angeles, and an M.B.A. degree from Harvard Business School. He holds the Chartered Financial Analyst designation. He has fourteen years of experience.

For the fiscal year ended August 31, 2013, the Fund paid 2.25% (expressed as a percentage of average net assets) to Robeco for its services.

Robeco Boston Partners Long/Short Research Fund

Joseph F. Feeney, Jr. and Eric S. Connerly serve as Co-portfolio Managers for the Fund.  Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco Investment Management. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston. He has twenty-seven years of investment experience.

Mr. Connerly is the Director of Research-Quantitative for Robeco Boston Partners. Prior to assuming these roles, he was a research analyst covering the financial, electronics, defense, transportation, and energy sectors and managed a merger arbitrage portfolio. He joined the firm from John Hancock Mutual Funds where he was an analyst and assisted in the management of a small cap portfolio. Prior to that, he was a senior equity analyst at SEI Investments overseeing their small cap equity portfolios. Mr. Connerly holds a BSFS degree cum laude in development economics from Georgetown University and an MBA degree in security analysis and investment management, Beta Gamma Sigma, from Columbia Business School. He holds the Chartered Financial Analyst designation. He has nineteen years of experience.

For the fiscal year ended August 31, 2013, the Fund paid 1.29% (expressed as a percentage of average net assets) to Robeco for its services. Had previously waived fees and/or expenses not been recouped, the Fund would have paid 1.25%.

Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund

Joseph F. Feeney, Jr., Christopher K. Hart and Joshua Jones manage each Fund as a team. Mr. Hart is the lead portfolio manager and Mr. Jones is the associate portfolio manager of each Fund.  Mr. Feeney is the Chief Investment Officer and oversees both the team and the strategy.

Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco Investment Management.

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He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst designation and is past President of the Fixed Income Management Society of Boston. He has twenty-seven years of investment experience.

Mr. Hart is an equity portfolio manager for each Fund. Prior thereto, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years. Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst designation. He has twenty-one years of investment experience.

Mr. Jones is a co-portfolio manager of each Fund and also has research responsibilities for the Robeco Boston Partners investment team, specializing in the energy, metals and mining sectors of the equity market and is an international generalist. Mr. Jones has been with Robeco Boston Partners since 2006. He joined the firm from Cambridge Associates where he was a consulting associate specializing in hedge fund clients.  Mr. Jones holds a B.A. degree in economics from Bowdoin College. He holds the Chartered Financial Analyst designation.  He has nine years of professional experience.

For the fiscal year ended August 31, 2013, the Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund paid 0% and 0% (expressed as a percentage of average net assets), respectively, to Robeco for its services. Had fee waivers not been in place, the Funds would have paid 0.90% and 0.90%, respectively.

Marketing Arrangements

Robeco or its affiliates may pay additional compensation, out of profits derived from Robeco’s management fee and not as an additional charge to the Funds managed by Robeco, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and/or service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting Robeco access to the financial institution’s sales force; conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by Robeco and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of Robeco from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Investor Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”).The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Investor Class
NAV = –	Value of Liabilities Attributable to the Investor Class
Number of Outstanding Shares of the Investor Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases and redemptions of Fund shares at the NAV next calculated after receipt by BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) of your purchase order or redemption request in good order.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over- the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be valued by Robeco in accordance with procedures adopted by the Company’s Board of Directors and under the Board of Directors ultimate supervision. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs, REITs and closed-end investment companies will be valued at their market price.

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and Robeco reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount

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of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and Robeco will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or Robeco), the Company (or Robeco) will exercise its right if, in the Company’s (or Robeco’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company (or Robeco), has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of Robeco or any affiliated person or associated person of Robeco.

To deter excessive shareholder trading, the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund generally charge a redemption fee of 1% on shares redeemed within sixty days of purchase. The Robeco Boston Partners Long/Short Equity Fund generally charges a redemption fee of 2% on shares redeemed that have been held for less than one year. In addition, the Funds generally limit the number of exchanges to six (6) exchanges per year (and one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, Robeco has developed criteria that it uses to identify trading activity that may be excessive. If, in its judgment, Robeco detects excessive, short-term trading, Robeco may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by Foreside Funds Distributors LLC, (the “Distributor”).The Board of Directors has approved a Distribution Agreement and adopted a separate Plan of Distribution for the shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company’s Board of Directors and by the Distributor. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds’ 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

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The Plan obligates the Funds, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, Robeco, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) relating to the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in good order as described below. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

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Regular Mail:	Overnight Mail:

[name of Robeco Fund]	[name of Robeco Fund]
c/o BNY Mellon Investment Servicing (US) Inc.	c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9816	4400 Computer Drive
Providence, RI 02940	Westborough, MA 01581

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds. A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073.

Federal funds wire purchases will be accepted only on days when the NYSE is open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Purchases in Kind. In certain circumstances, Shares of the Funds may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Funds will be valued, as set forth in this Prospectus, as of the time of the next determination of net asset value after such acceptance. Fund Shares that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the receiving Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by Robeco or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the receiving Fund.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, Robeco will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, Robeco may also choose to reopen a closed Fund to new

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investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.              Persons who already hold Shares of the closed Fund directly or through accounts maintained by financial intermediaries by arrangement with the Company;

b.              Existing and future clients of registered investment advisers and planners whose clients already hold Shares of the closed Fund on transaction fee and non-transaction fee platforms;

c.               Employees of Robeco and their spouses, parents and children;

d.              Directors of the Company; and

e.               Defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. Robeco, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Effective July 26, 2010, the Robeco Boston Partners Long/Short Equity Fund was closed except to existing shareholders and certain other persons, as described above. Robeco reserves the right to reopen the Robeco Boston Partners Long/Short Equity Fund to new investments from time to time should the assets of the Fund decline by more than 5% from the date of the last closing of the Fund. If Robeco reopens the Robeco Boston Partners Long/Short Equity Fund pursuant to this paragraph, Robeco has discretion to close the Fund thereafter should the assets of the Fund increase by more than 5% from the date of the last reopening of the Fund.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment professional will send your request to redeem Shares to the Transfer Agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

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You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Funds’ NAVs are calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts).The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations, if a shareholder of the Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of a Fund based on model portfolio allocations, if a shareholder of the Robeco WPG Small/Micro Cap Value Fund, the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund or Robeco Boston Partners Global Long/Short Fund redeems Shares held for less than 60 days, a transaction fee of 2%, 1%, 1%, 1%, 1% or 1%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed. (See “Transaction Fees on Certain Redemptions” below).

Redemption By Mail. Your redemption requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to [name of Fund], c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581 and must include:

a.              Name of the Fund;

b.              Account number;

c.               Your share certificates, if any, properly endorsed or with proper powers of attorney;

d.              A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.               Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.                Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a

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shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if the Company and Transfer Agent do not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Transfer Agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fees on Certain Redemptions

The following Funds require the payment of a transaction fee equal to a percentage of the NAV of the Shares redeemed that are held for less than the indicated period of time in the chart below.

Fund	Fee	Shares held less than:
Robeco Boston Partners Small Cap Value Fund II	1.00%	60 Days
Robeco Boston Partners Long/Short Equity Fund	2.00%	1 Year
Robeco Boston Partners Long/Short Research Fund	1.00%	60 Days
Robeco Boston Partners Global Equity Fund	1.00%	60 Days
Robeco Boston Partners International Equity Fund	1.00%	60 Days
Robeco Boston Partners Global Long/Short Fund	1.00%	60 Days

This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to: (i) defined contribution plans, (ii) redeemed Shares that were purchased through reinvested dividends or capital gain distributions, or (iii) redemptions of Shares by certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect

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of the “bid- ask” spread in the over-the-counter market .The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds .The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee. Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Shares by the investors are netted against one another. Although the Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements, the identities of individual investors whose purchase and redemption orders are aggregated are not generally known by the Funds. If a financial intermediary fails to enforce the Funds’ market timing policies or redemption fee, the Funds may take certain actions, including terminating the relationship.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund will not be charged when Shares are involuntarily redeemed.

The Funds may assert the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of a Fund you previously purchased or subscribed for.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholder will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Good Order. A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Redemption requests not in good order may be delayed.

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Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.  The Robeco Investment Funds reserve the right, at their sole discretion, to change or discontinue the exchange privilege, or temporarily suspend the privilege during unusual market conditions when, in the judgment of management, such change or discontinuance is in the best interests of the Funds.

Beneficial holders with financial intermediary sponsored fee-based programs of Investor Class Shares of any Robeco Investment Fund are eligible to exchange their shares for Institutional Class Shares of the same Robeco Investment Fund if the accumulated value of their Investor Class Shares exceeds the minimum initial investment amount for Institutional Class Shares ($100,000) or the shareholder is otherwise eligible to purchase the Institutional Class Shares. The Fund will determine the eligibility of an investor to exercise the exchange privilege based on the current NAV of Investor Class Shares. Such an exchange will be effected at the NAV of the Investor Class Shares next calculated after the exchange request is received by the Transfer Agent in good order. Shares of each class of a Robeco Investment Fund represent equal pro rata interests in the Funds and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares can be expected to differ from the total return on Investor Class Shares. Shareholders who exercise the exchange privilege will generally not recognize a taxable gain or loss for federal income tax purposes on an exchange of Investor Class Shares for Institutional Class Shares.

In addition, a shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after BNY Mellon’s receipt of a request for an exchange. An exchange of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Long/Short Equity Fund Shares, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund or Robeco Boston Partners Global Long/Short Fund held for less than sixty days, one year, sixty days, respectively, (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund, 2.00% with respect to Robeco Boston Partners Long/Short Equity Fund, and 1.00% with respect to Robeco Boston Partners Global Long/Short Fund.  A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange

69

per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Under Internal Revenue Code section 1036, an exchange of shares of one class for shares of another class constitutes a nontaxable exchange for federal income tax purposes, and your basis and holding period for your existing shares will carry over to your new shares. The Funds intend to report the exchange as an entirely nontaxable transaction. It is possible, however, for you to recognize dividend income as a result of the exchange due to differences in the expense ratios between the two classes, but the amount of any such income would not exceed the value of any additional shares that you receive in the transaction.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

More Information About Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares.  The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

70

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund and the Robeco Boston Partners Global Long/Short Fund will each be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. These Funds may, to the extent eligible, make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange.  If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are

71

“exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Funds beginning before January 1, 2014, dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds, except that a non resident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning July 1, 2014, the Funds will be generally required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of a Fund can be expected to differ from the total return on Institutional Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

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Appendix A

Prior Performance of Similarly Advised Account of the Robeco Boston Partners Long/Short Research Fund

Robeco has experience in managing a private fund with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Long/Short Research Fund. The table on the following page is provided to illustrate the past performance of Robeco in managing the private fund and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private fund net of the Fund’s annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers that were in place through December 31, 2012).The fees and expenses of the Fund are higher than those of the private fund, in part, because the general partner of the private fund waived its right to receive an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since inception April 1, 2002)(1),(2),(3),(4)

PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(1.05)%	2.15%	2.65%	0.14%	(3.73)%	(3.48)%	3.99%	(3.73)%	5.93%
2009	(0.48)%	(5.52)%	3.53%	6.02%	3.65%	2.10%	2.14%	2.76%	(0.30)%	(0.78)%	2.78%	1.33%	18.11%
2008	1.23%	0.67%	(4.37)%	2.00%	2.76%	(3.27)%	0.96%	1.87%	(3.12)%	(4.70)%	(5.21)%	2.77%	(8.61)%
2007	0.96%	0.71%	0.59%	2.67%	1.27%	(0.71)%	(2.33)%	0.85%	2.35%	(0.76)%	0.76%	(0.64)%	5.75%
2006	1.80%	(1.21)%	0.15%	0.65%	(0.60)%	0.21%	0.58%	0.13%	0.16%	(0.09)%	0.28%	1.20%	3.28%
2005	(0.71)%	1.20%	0.30%	(0.65)%	(0.52)%	0.91%	2.39%	2.34%	2.27%	0.74%	0.37%	0.64%	9.60%
2004	0.43%	1.27%	2.37%	(1.16)%	(0.03)%	3.23%	0.96%	0.17%	1.39%	0.60%	5.46%	2.07%	17.92%
2003	0.27%	(3.57)%	0.03%	(1.73)%	(1.57)%	(0.08)%	0.09%	(1.37)%	(1.00)%	(0.13)%	0.63%	0.17%	(8.03)%
2002				0.08%	3.60%	(2.38)%	(1.45)%	1.95%	(2.37)%	0.13%	1.36%	1.81%	2.57%

GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(0.82)%	2.38%	2.87%	0.36%	(3.51)%	(3.26)%	4.22%	(3.50)%	6.16%
2009	(0.26)%	(5.29)%	3.75%	6.25%	3.88%	2.32%	2.36%	2.99%	(0.08)%	(0.54)%	3.01%	1.56%	21.31%
2008	1.45%	0.90%	(4.15)%	2.22%	2.98%	(3.04)%	1.19%	2.09%	(2.89)%	(4.47)%	(4.99)%	2.99%	(6.08)%
2007	1.18%	0.93%	0.81%	2.89%	1.49%	(0.48)%	(2.10)%	1.08%	2.57%	(0.54)%	0.99%	(0.41)%	8.64%
2006	2.03%	(0.99)%	0.38%	0.87%	(0.38)%	0.44%	0.80%	0.36%	0.39%	0.14%	0.51%	1.43%	6.11%
2005	(0.48)%	1.43%	0.52%	(0.43)%	(0.29)%	1.13%	2.61%	2.57%	2.50%	0.96%	0.60%	0.87%	12.59%
2004	0.66%	1.50%	2.60%	(0.93)%	0.19%	3.45%	1.19%	0.40%	1.62%	0.82%	5.69%	2.29%	21.11%
2003	0.49%	(3.34)%	0.25%	(1.51)%	(1.34)%	0.15%	0.31%	(1.14)%	(0.77)%	0.10%	0.85%	0.40%	(5.48)%
2002				0.31%	3.83%	(2.15)%	(1.23)%	2.17%	(2.15)%	0.36%	1.58%	2.03%	4.67%

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S&P 500 INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2010	(3.60)%	3.10%	6.03%	1.58%	(7.98)%	(5.24)%	7.01%	(4.51)%	8.92%
2009	(8.43)%	(10.65)%	8.76%	9.57%	5.59%	0.20%	7.56%	3.61%	3.73%	(1.86)%	6.00%	1.93%	26.45%
2008	(6.00)%	(3.25)%	(0.43)%	4.87%	1.29%	(8.43)%	(0.84)%	1.45%	(8.91)%	(16.79)%	(7.17)%	1.06%	(36.99)%
2007	1.51%	(1.96)%	1.12%	4.43%	3.49%	(1.66)%	(3.10)%	1.50%	3.74%	1.59%	(4.18)%	(0.69)%	5.50%
2006	2.65%	0.27%	1.24%	1.34%	(2.88)%	0.14%	0.62%	2.38%	2.58%	3.26%	1.90%	1.40%	15.79%
2005	(2.44)%	2.10%	(1.77)%	(1.90)%	3.18%	0.14%	3.72%	(0.91)%	0.81%	(1.67)%	3.78%	0.03%	4.89%
2004	1.84%	1.39%	(1.51)%	(1.57)%	1.37%	1.94%	(3.31)%	0.40%	1.08%	1.53%	4.05%	3.40%	10.87%
2003	(2.62)%	(1.50)%	0.97%	8.24%	5.27%	1.27%	1.76%	1.95%	(1.06)%	5.66%	0.88%	5.24%	28.68%
2002				(6.06)%	(0.74)%	(7.12)%	(7.79)%	0.66%	(10.87)%	8.80%	5.89%	(5.88)%	(22.31)%

CALENDAR YEAR RETURNS(1),(2),(3),(4)

	2002	2003	2004	2005	2006	2007	2008	2009
Pro Forma Net Of Fees	2.57%	(8.03)%	17.92%	9.60%	3.28%	5.75%	(8.61)%	18.11%
Gross Of Fees	4.67%	(5.48)%	21.11%	12.59%	6.11%	8.64%	(6.08)%	21.31%
S&P 500	(22.31)%	28.68%	10.87%	4.89%	15.79%	5.50%	(36.99)%	26.45%

SUMMARY STATISTICS (periods ended September 30, 2010)(1),(2),(3),(4)

RETURN

							Since
	YTD	1 Year	2 Year	3 Year	5 year	7 Year	Inception
Pro Forma Net Of Fees	2.38%	5.81%	5.95%	3.17%	4.20%	6.66%	4.65%
Gross Of Fees	4.48%	8.70%	8.85%	5.99%	7.05%	9.57%	7.51%
S&P 500	3.89%	10.16%	1.26%	(7.16)%	0.63%	4.03%	1.92%

(1)      Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)      Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)      Performance is presented gross and net of the Fund’s annual fund operating expenses for the fiscal year ended August 31, 2011 (after contractual waivers).

(4)      The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

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Appendix B

Prior Performance of Similarly Advised Accounts of the Robeco Boston Partners Global Equity Fund

Robeco has experience in managing other accounts with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners Global Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing all such other accounts and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the other accounts net of the Fund’s annual operating expenses (after contractual waivers that were in place until September 30, 2013).The other accounts’ fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

COMPOSITE — PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.88%	3.41%	0.81%	4.54%	(1.87)%	(1.18)%	(1.13)%	(7.75)%	(8.69)%	11.34%	(2.38)%
2010	(3.86)%	0.39%	5.92%	0.26%	(9.75)%	(4.59)%	7.64%	(3.71)%	10.08%	4.60%	(2.55)%	8.77%	11.65%
2009	(8.72)%	(9.49)%	5.18%	11.72%	8.44%	0.03%	7.41%	5.32%	4.33%	(1.12)%	2.85%	2.08%	29.03%
2008							(2.37)%	(0.56)%	(9.56)%	(19.22)%	(6.17)%	3.16%

COMPOSITE — GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.01%	3.54%	0.94%	4.67%	(1.74)%	(1.05)%	(1.00)%	(7.62)%	(8.56)%	11.47%	(2.25)%
2010	(3.73)%	0.52%	6.05%	0.39%	(9.62)%	(4.46)%	7.77%	(3.58)%	10.21%	4.73%	(2.42)%	8.90%	13.38%
2009	(8.59)%	(9.36)%	5.31%	11.85%	8.57%	0.16%	7.54%	5.45%	4.46%	(1.00)%	2.98%	2.21%	30.01%
2008							(2.24)%	(0.43)%	(9.43)%	(19.09)%	(6.04)%	3.29%

MSCI® WORLD INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.28%	3.55%	(0.94)%	4.31%	(1.97)%	(1.54)%	(1.79)%	(7.00)%	(8.60)%	10.37%	(2.38)%
2010	(4.11)%	1.45%	6.25%	0.07%	(9.48)%	(3.39)%	8.13%	(3.69)%	9.36%	3.75%	(2.11)%	7.39%	12.34%
2009	(8.73)%	(10.17)%	7.60%	11.32%	9.19%	(0.41)%	8.50%	4.17%	4.02%	(1.76)%	4.14%	1.83%	30.79%
2008							(2.42)%	(1.36)%	(11.85)%	(18.93)%	(6.40)%	3.26%

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SUMMARY STATISTICS (periods ended November 30, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net Of Fees	(2.55)%	5.99%	5.39%	13.14%	(1.07)%
Gross Of Fees	(1.15)%	7.64%	7.03%	14.89%	0.48%
MSCI¨ World Index	(5.00)%	2.02%	4.25%	12.96%	(2.17)%

(1)         Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)         Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)         Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September, 2013).

(4)         The MSCI® World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

(5)         Although the other accounts commenced operations on January 1, 2007 or April 17, 1998, the other accounts only began investing in accordance with their current investment strategies on July 1, 2008.The performance shown represents performance since the other accounts began investing in accordance with their current investment strategies.

76

Appendix C

Prior Performance of Similarly Advised Account of the Robeco Boston Partners International Equity Fund

Robeco has experience in managing a private account with substantially similar investment objectives, policies and strategies as the Robeco Boston Partners International Equity Fund. The table on the following pages is provided to illustrate the past performance of Robeco in managing the private account and does not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Robeco. The performance information has been adjusted to show the performance of the private account net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).The private fund’s fees and expenses are lower than those of the Fund. The Fund’s results in the future also may be different because the private fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the private fund. In addition, the securities held by the Fund will not be identical to the securities held by the private fund.

The performance of the private fund is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the Index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Monthly Returns (since July 31, 2008)(1),(2),(3),(4),(5)

PRO FORMA NET OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.39%	2.13%	0.27%	5.86%	(2.68)%	(0.55)%	0.02%	(7.56)%	(8.65)%	8.69%	(4.64)%
2010	(3.83)%	(2.26)%	5.28%	(0.10)%	(11.55)%	(0.97)%	8.41%	(3.62)%	10.46%	4.28%	(4.49)%	9.43%	8.94%
2009	(10.49)%	(9.37)%	2.89%	14.58%	9.31%	(1.85)%	8.58%	6.53%	5.28%	(2.11)%	1.42%	1.54%	25.94%
2008							(2.83)%	(2.33)%	(12.81)%	(21.92)%	(5.87)%	3.53%

GROSS OF FEES

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	1.51%	2.26%	0.40%	5.99%	(2.55)%	(0.42)%	0.15%	(7.43)%	(8.52)%	8.82%	(4.51)%
2010	(3.70)%	(2.13)%	5.41%	0.03%	(11.42)%	(0.84)%	8.54%	(3.49)%	10.59%	4.41%	(4.36)%	9.56%	10.63%
2009	(10.36)%	(9.24)%	3.02%	14.71%	9.43%	(1.72)%	8.71%	6.66%	5.41%	(1.98)%	1.55%	1.66%	27.87%
2008							(2.71)%	(2.20)%	(12.69)%	(21.79)%	(5.74)%	3.66%

MSCI® EAFE INDEX

													FY (ended
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	December 31)
2011	2.37%	3.32%	(2.20)%	6.08%	(2.81)%	(1.23)%	(1.57)%	(9.02)%	(9.50)%	9.65%	(4.83)%
2010	(4.40)%	(0.68)%	6.31%	(1.73)%	(11.37)%	(0.97)%	9.49%	(3.09)%	9.82%	3.62%	(4.79)%	8.11%	8.21%
2009	(9.80)%	(10.23)%	6.39%	12.96%	12.01%	(0.54)%	9.14%	5.45%	3.85%	(1.24)%	2.03%	1.45%	32.46%
2008							(3.20)%	(4.03)%	(14.42)%	(20.17)%	(5.36)%	6.02%

77

SUMMARY STATISTICS (periods ended November 30, 2011)(1),(2),(3),(4),(5)

RETURN

	YTD	1 Year	2 Years	3 Years	Since July 1, 2008
Pro Forma Net Of Fees	(6.87)%	1.92%	1.49%	9.77%	(6.17)%
Gross Of Fees	(5.53)%	3.51%	3.08%	11.48%	(4.69)%
MSCI¨ EAFE Index	(10.90)%	(3.68)%	(1.10)%	10.63%	(5.87)%

(1)

Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

(2)	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

(3)	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that were in place until September 30, 2013).

(4)	The MSCI® EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

(5)

Although the private fund commenced operations on January 1, 2007, the private fund only began investing in accordance with its current investment strategies on July 1, 2008.The performance shown represents performance since the private fund began investing in accordance with its current investment strategies.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

78

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available free of charge upon request (see back cover for ordering instructions).

	Robeco Boston Partners Small Cap Value Fund II
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011		For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$14.74	$12.44	$10.62		$10.11	$11.43
Net investment income/(loss)*	$0.05	0.02	(—	)(3)	0.03	0.07
Net realized and unrealized gain/(loss) on investments	$3.61	2.30	1.84		0.50	(1.20)
Total from investment operations	$3.66	2.32	1.84		0.53	(1.13)
Dividends and distributions to shareholders from:
Net investment income	$(0.05)	(0.02)	(0.02)		(0.02)	(0.11)
Net realized gains		—	—		—	(0.05)
Return of Capital	—	—	—		—	(0.03)
Total dividends and distributions to shareholders	$(0.05)	(0.02)	(0.02)		(0.02)	(0.19)
Redemption fees	—	— (3)	—	(3)	— (3)	— (3)
Net asset value, end of period	$18.35	$14.74	$12.44		$10.62	$10.11
Total investment return (1)(2)	24.90%	18.67%	17.28%		5.26%	(9.20)%

Ratios/Supplemental Data
Net assets, end of period (000)	$87,237	$66,689	$70,490		$61,260	$43,408
Ratio of expenses to average net assets with waivers and reimbursements	1.54%	1.55%	1.55%		1.55%	1.55%
Ratio of expenses to average net assets without waivers and reimbursements	1.54%	1.61%	1.62%		1.63%	2.00%
Ratio of net investment income/(loss) to average net assets with waivers and reimbursements	0.28%	0.12%	(0.03)%		0.25%	0.90%
Portfolio turnover rate	19%	32%	38%		43%	66%

* Calculated based on average shares outstanding, unless otherwise noted.

79

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees are reflected in total return calculations.

(3) Amount is less than $0.01.

80

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available free of charge upon request (see back cover for ordering instructions).

	Robeco Boston Partners All-Cap Value Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$15.50	$14.28	$12.79	$12.52	$13.56
Net investment income*	$0.20	0.16	0.11	0.07	0.16
Net realized and unrealized gain/(loss) on investments	$3.75	2.03	1.63	0.31	(1.03)
Total from investment operations	$3.95	2.19	1.74	0.38	(0.87)
Dividends and distributions to shareholders from:
Net investment income	$(0.23)	(0.08)	(0.06)	(0.11)	(0.08)
Net realized gains	$(0.10)	(0.89)	(0.19)	—	(0.09)
Total dividends and distributions to shareholders	$(0.33)	(0.97)	(0.25)	(0.11)	(0.17)
Net asset value, end of period	$19.12	$15.50	$14.28	$12.79	$12.52
Total investment return (1) (2)	25.93%	16.44%	13.55%	3.01%	(6.15)%

Ratios/Supplemental Data
Net assets, end of period (000)	$77,936	$25,189	$26,436	$13,016	$5,187
Ratio of expenses to average net assets with waivers and reimbursements	0.95%	0.95%	0.95%	1.03%	1.20%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.22%	1.28%	1.28%	1.39%	1.75%
Ratio of net investment income to average net assets with waivers and reimbursements	1.12%	1.13%	0.75%	0.55%	1.51%
Portfolio turnover rate	32%	33%	47%	48%	55%

* Calculated based on average shares outstanding, unless otherwise noted.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.

(2) Redemption fees are reflected in total return calculations.

81

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available free of charge upon request (see back cover for ordering instructions).

	Robeco Boston Partners Long/Short Equity Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$19.51	$19.08	$16.80	$15.31	$15.17
Net investment loss*	$(0.57)	(0.56)	(0.50)	(0.40)	(0.25)
Net realized and unrealized gain on investments	$2.13	3.01	4.39	1.84	2.87
Total from investment operations	$1.56	2.45	3.89	1.44	2.62
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized gains	$(1.24)	(2.03)	(1.62)	—	(2.48)
Total dividends and distributions to shareholders	$(1.24)	(2.03)	(1.62)	—	(2.48)
Redemption fees	$0.01	0.01	0.01	0.05	— (3)
Net asset value, end of period	$19.84	$19.51	$19.08	$16.80	$15.31
Total investment return (1)(2)	8.30%	13.90%	23.37%	9.73%	29.63%

Ratios/Supplemental Data
Net assets, end of period (000)	$220,307	$170,834	$128,184	$82,088	$30,980
Ratio of expenses to average net assets with waivers and reimbursements	4.55%	4.54%	3.95%	3.65%	3.55%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.68%	2.73%	2.72%	2.75%	2.75%
Ratio of expenses to average net assets without waivers and reimbursements	4.55%	4.54%	3.96%	3.70%	4.19%
Ratio of net investment loss to average net assets with waivers and reimbursements	(2.83)%	(2.93)%	(2.60)%	(2.35)%	(2.09)%
Portfolio turnover rate	67%	71%	103%	81%	172%

82

*	Calculated based on average shares outstanding, unless otherwise noted.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Redemption fees are reflected in total return calculations.
(3)	Amount is less than $0.01.

83

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the period indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by Ernst & Young, LLP, the Fund’s independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2013 and is available at no cost upon request (see back cover for ordering instructions).

	Robeco Boston Partners Long/Short Research Fund
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012		For the Period November 29, 2010** through August 31, 2011
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$11.86	$10.58		$10.40
Net investment loss*	$(0.18)	(0.15)		(0.12)
Net realized and unrealized gain on investments	$1.66	1.52		0.29
Total from investment operations	$1.48	1.37		0.17
Dividends to Shareholders from Net Investment Income	—	—		—
Distributions to Shareholders from Net Realized Gains	$(0.13)	(0.09)		—
Total Distributions	$(0.13)	(0.09)		—
Redemption fees	— (3)	—	(3)	0.01
Net asset value, end of period	$13.21	$11.86		$10.58
Total investment return (1)(2)	12.52%	13.06%		1.73%

Ratios/Supplemental Data
Net assets, end of period (000)	$132,511	$48,296		$20,308
Ratio of expenses to average net assets with waivers and reimbursements	3.05%	3.00%		2.99	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expenses)	1.73%	1.79%		1.98	%(5)
Ratio of expenses to average net assets without waivers and reimbursements	3.01%	3.04%		4.08	%(5)
Ratio of net investment loss to average net assets with waivers and reimbursements	(1.39)%	(1.31)%		(1.47	)%(5)
Portfolio turnover rate	65%	53	%(4)	61	%(6)

84

*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
(1)	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
(2)	Redemption fees, if any, are reflected in total return calculations.
(3)	Amount is less than $0.01 per share.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(6)	Not Annualized.

85

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc. (888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

The Funds’ SAI dated December 31, 2013 has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073.The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus).The SAI is available on the Adviser’s website at http://www.robecoinvest.com.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday—Friday. Call: (888) 261-4073 or visit the website of Robeco at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581

P.O. Box Address:

Robeco Investment Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov.You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520.You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811-05518